UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

SHORT-TERM INVESTMENT SECURITIES — 80.5%

Certificates of Deposit — 7.9%
Bank of Montreal 0.33% due 05/31/11	$100,000	$100,000
Bank of Nova Scotia 0.35% due 06/27/11	200,000	200,000
Canadian Imperial Bank of Commerce FRS 0.30% due 07/12/11	100,000	99,998
Svenska Handelsbanken 0.30% due 04/15/11	100,000	100,000
Toronto-Dominion Bank FRS 0.32% due 10/28/11	100,000	100,000

Total Certificates of Deposit (amortized cost $599,998)		599,998

COMMERCIAL PAPER — 2.6%
General Electric Capital Services, Inc. 0.32% due 06/14/11 (amortized cost $199,869)	200,000	199,869

U.S. CORPORATE BONDS & NOTES — 1.9%
Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	50,000	52,277
Wells Fargo & Co. FRS Senior Notes 0.39% due 01/24/12	50,000	50,037
Wells Fargo & Co. Senior Notes 5.30% due 08/26/11	42,000	42,822

Total U.S. Corporate Bonds & Notes (amortized cost $145,136)		145,136

U.S. GOVERNMENT AGENCIES — 68.1%
Federal Home Loan Bank
0.10% due 04/25/11	200,000	199,977
0.16% due 05/20/11	385,000	384,916
0.17% due 04/01/11	344,000	344,000
0.17% due 05/04/11	150,000	149,977
0.18% due 04/06/11	425,000	424,989
0.20% due 04/01/11	200,000	200,000
0.20% due 04/08/11	145,000	144,994
0.20% due 04/13/11	225,000	224,985
0.20% due 04/20/11	300,000	299,968
0.20% due 04/25/11	527,000	526,940
0.30% due 01/10/12	100,000	99,763
Federal Home Loan Mtg. Corp.
0.14% due 06/15/11	500,000	499,854
0.20% due 04/28/11	300,000	299,955
Federal National Mtg. Assoc.
0.20% due 04/25/11	111,000	110,985
0.20% due 04/26/11	50,000	49,993
0.20% due 05/02/11	200,000	199,966
0.20% due 06/08/11	736,000	735,722
0.25% due 07/21/11	245,000	244,811

0.30% due 05/03/11	50,000	49,987

Total U.S. Government Agencies (amortized cost $5,191,782)		5,191,782

Total Short-Term Investment Securities — 80.5% (amortized cost $6,136,785)		6,136,785

REPURCHASE AGREEMENTS — 19.7%

Bank of America Joint Repurchase Agreement(1)	1,200,000	1,200,000
UBS Securities LLC Joint Repurchase Agreement(1)	300,000	300,000

Total Repurchase Agreements — 19.7% (amortized cost $1,500,000)		1,500,000

Total Investments (amortized cost $7,636,785) (2)	100.2%	7,636,785
Liabilities in excess of other assets	(0.2)	(18,928)

NET ASSETS	100.0%	$7,617,857

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
FRS — Floating Rate Security
The rates shown on FRS are the current interest rates at March 31, 2011.
The dates shown on debt obligations are the original maturity dates.
Industry allocation*

U.S. Government Agencies	68.1%
Repurchase Agreements	19.7
Commercial Banks	9.1
Diversified Financial Services	2.6
Diversified Banking Institutions	0.7

100.2%

*Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$599,998	$—	$599,998
Commercial Paper	—	199,869	—	199,869
U.S. Corporate Bonds & Notes	—	145,136	—	145,136
U.S. Government Agencies	—	5,191,782	—	5,191,782
Repurchase Agreements	—	1,500,000	—	1,500,000

Total	$—	$7,636,785	$—	$7,636,785

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 4.5% Diversified Financial Services — 4.5%
Banc of America Commercial Mtg., Inc.VRS Series 2006-2, Class A4 5.93% due 05/10/45(1)	$3,000,000	$3,258,262
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	5,000,000	5,224,374
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,279,482
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.62% due 03/11/39(1)	3,870,000	4,205,558
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,597,055
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.40% due 07/15/44(1)	4,700,000	5,052,223
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.95% due 06/10/46(1)	4,500,000	4,912,935
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	999,114	1,011,255
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	208,073	214,550
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	4,700,000	5,009,819
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	3,893,899	3,963,333
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(1)	4,650,000	4,996,069

Total Asset Backed Securities (cost $45,385,044)		48,724,915

U.S. CORPORATE BONDS & NOTES — 20.0%
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 3.75% due 11/20/16	3,285,000	3,439,201

Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,427,222	2,633,536

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,235,673

Banks-Super Regional — 0.9%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	441,908
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,208,413
Wachovia Corp. Senior Notes 5.75% due 06/15/17	5,000,000	5,539,270

		9,189,591

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,218,405

Diversified Banking Institutions — 4.8%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	9,000,000	9,280,062
Bank of America Corp. Senior Notes 5.88% due 01/05/21	1,400,000	1,461,849
Bank of America Corp. Senior Notes 7.63% due 06/01/19	4,000,000	4,632,796
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,813,315
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	3,000,000	3,272,133
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	325,914
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,634,525
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	4,000,000	4,336,708
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,743,471
JP Morgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,600,499
JP Morgan Chase & Co. Notes 4.95% due 03/25/20	2,000,000	2,033,302
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,824,573
Morgan Stanley Senior Notes 5.45% due 01/09/17	7,000,000	7,379,414

		52,338,561

Diversified Financial Services — 2.9%
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	9,996,620
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,178,350
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	6,000,000	5,830,800
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,494,205

		31,499,975

Electric-Integrated — 0.7%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	1,770,000	1,967,498
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	708,304
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,655,350
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,252,528

		7,583,680

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 06/24/15	2,250,000	2,290,237

Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	774,349

Finance-Investment Banker/Broker — 0.5%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	4,900,000	5,194,274

Finance-Other Services — 0.9%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,186,997
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/17	5,960,000	5,604,976

		9,791,973

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,397,710

Insurance-Multi-Line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,262,610

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	2,500,000	2,833,678

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	2,500,000	2,794,315

Medical-Drugs — 0.6%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,115,680
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	2,500,000	2,880,883

		6,996,563

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,459,807

Retail-Discount — 0.8%
Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,340,794
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	4,837,395

		8,178,189

Schools — 1.1%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,614,850
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,076,300

		11,691,150

Sovereign Agency — 0.8%
Tennessee Valley Authority Senior Notes 4.63% due 09/15/60	9,400,000	8,709,382

Special Purpose Entity — 0.4%
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,420,600	4,390,648

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	438,182
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,344,395

		5,782,577

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,129,446
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,015,940
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,092,093
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,831,803

		11,069,282

Transport-Services — 0.9%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,145,595	3,534,238
United Parcel Service of America, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	6,575,750

		10,109,988

Total U.S. Corporate Bonds & Notes (cost $207,760,571)		216,865,354

FOREIGN CORPORATE BONDS & NOTES — 3.8%

Banks-Commercial — 1.1%
Barclays Bank PLC Senior Notes 2.38% due 01/13/14	1,400,000	1,407,925
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,486,622
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,703,358
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,560,781
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,143,190

		12,301,876

Diversified Banking Institutions — 0.5%
UBS AG Senior Notes 2.25% due 01/28/14	5,000,000	5,009,390

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,323,606

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,066,035

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,454,250

Finance-Investment Banker/Broker — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	2,926,027

Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	1,100,000	1,102,052
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,074,073
Shell International Finance BV Company Guar. Notes 3.25% due 09/22/15	3,000,000	3,096,897
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	2,709,769

		9,982,791

Total Foreign Corporate Bonds & Notes (cost $38,533,179)		41,063,975

FOREIGN GOVERNMENT AGENCIES — 0.3%

Sovereign — 0.3%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,721,400

MUNICIPAL BONDS & NOTES — 2.6%
Municipal Bonds & Notes — 2.6%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	5,340,000	6,199,366
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/49	2,400,000	2,412,096
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/39	2,170,000	2,291,412
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/14	2,500,000	2,545,175
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,289,247
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	3,450,000	3,427,127
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	2,800,000	2,506,336
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/39	885,000	910,497
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/26	2,500,000	2,530,950
University of California Revenue Bonds 5.77% due 05/15/43	2,955,000	2,840,257
University of California Regents Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	1,684,812

Total Municipal Bonds & Notes (cost $28,724,645)		28,637,275

U.S. GOVERNMENT AGENCIES — 45.6%
Federal Home Loan Bank — 2.4%
4.88% due 11/18/11	11,375,000	11,700,894
5.13% due 08/14/13	13,000,000	14,228,604

		25,929,498

Federal Home Loan Mtg. Corp. — 15.6%
4.00% due December TBA	81,000,000	79,531,875
4.50% due 02/01/39	24,415,527	24,865,573
4.50% due 03/01/39	5,593,335	5,693,995
4.50% due December TBA	18,600,000	18,896,447
5.00% due December TBA	280,000	292,206
6.00% due 12/01/39	728,867	792,787
6.00% due December TBA	35,500,000	38,561,875
7.50% due 05/01/27	4,318	4,994

		168,639,752

Federal National Mtg. Assoc. — 21.6%
3.50% due 10/01/25	174,830	175,535
3.50% due 12/01/25	99,387	99,788
3.50% due 01/01/26	3,269,174	3,282,362
3.50% due 02/01/26	22,327,121	22,423,823
3.50% due 03/01/26	5,478,529	5,502,342
3.88% due 07/12/13	6,800,000	7,241,912
4.00% due December TBA	8,500,000	8,359,223
4.50% due December TBA	23,500,000	23,914,916
5.00% due December TBA	83,000,000	86,825,802
5.50% due 01/01/38	733,931	785,724
5.50% due 02/01/38	20,212,389	21,638,932
5.50% due 03/01/38	10,236,313	10,958,688
5.50% due 04/01/38	911,466	975,848
5.50% due 06/01/38	704,757	754,492
5.50% due 07/01/38	286,969	307,220
5.50% due 08/01/38	423,073	452,930
5.50% due 09/01/38	10,712	11,468
5.50% due 10/01/38	309,974	331,849
5.50% due 11/01/38	558,743	598,682
5.50% due 12/01/38	60,654	64,935
5.50% due 06/01/39	478,325	512,678
5.50% due 07/01/39	34,146	36,556
5.50% due 09/01/39	155,902	167,520
5.50% due 12/01/39	150,105	160,859
5.50% due 05/01/40	50,065	53,598
5.50% due 06/01/40	54,301	58,133
5.50% due December TBA	19,400,000	20,745,875
6.00% due December TBA	16,500,000	17,943,750

		234,385,440

Government National Mtg. Assoc. — 4.5%
4.00% due December TBA	8,500,000	8,500,000
5.00% due 07/15/33	5,580,045	5,957,570
5.00% due 10/15/33	433,939	463,297
5.00% due 11/15/33	324,083	346,008
5.00% due 12/15/33	90,712	96,885
5.00% due 01/15/34	676,227	722,597
5.00% due 02/15/34	345,196	368,814
5.00% due 03/15/34	13,206	14,178
5.00% due 05/15/34	22,352	23,941
5.00% due 09/15/35	396,095	423,909
5.00% due 11/15/35	52,033	55,455
5.00% due 12/15/35	116,577	124,247
5.00% due 02/15/36	78,712	83,670
5.00% due 03/15/36	79,591	84,916
5.00% due 05/15/36	32,225	34,254
5.00% due 09/15/36	32,399	34,439
5.00% due 10/15/37	43,443	46,158
5.00% due 04/15/38	15,089	16,030
5.00% due 05/15/38	56,673	60,841
5.00% due 06/15/38	35,179	37,372
5.00% due 07/15/38	1,341,644	1,425,287
5.00% due 08/15/38	2,325,095	2,489,877
5.00% due 09/15/38	2,275,013	2,416,846
5.50% due 10/15/32	20,814	22,689
5.50% due 11/15/32	28,901	31,505
5.50% due 02/15/33	534,768	582,953
5.50% due 03/15/33	444,899	484,986
5.50% due 05/15/33	238,782	260,298
5.50% due 06/15/33	274,411	299,137
5.50% due 07/15/33	49,609	54,080
5.50% due 08/15/33	49,725	54,206
5.50% due 09/15/33	29,429	32,080
5.50% due 11/15/33	584,828	637,524
5.50% due 01/15/34	591,964	644,932
5.50% due 02/15/34	291,874	318,004
5.50% due 03/15/34	3,023,553	3,294,098
5.50% due 04/15/34	102,513	111,895
5.50% due 05/15/34	171,120	187,058
5.50% due 06/15/34	78,622	85,658
5.50% due 07/15/34	112,755	122,844
5.50% due 08/15/34	68,942	75,117
5.50% due 09/15/34	1,056,491	1,151,049
5.50% due 10/15/34	978,366	1,065,983
5.50% due 04/15/36	117,902	128,968
5.50% due 04/15/37	3,976,509	4,313,995
6.00% due 03/15/28	21,151	23,402
6.00% due 06/15/28	19,027	21,052
6.00% due 08/15/28	81,373	90,036
6.00% due 09/15/28	81,405	90,071
6.00% due 10/15/28	15,729	17,404
6.00% due 11/15/28	15,873	17,563
6.00% due 12/15/28	184,160	203,687
6.00% due 03/15/29	2,367	2,619
6.00% due 04/15/29	7,398	8,186
6.00% due 07/15/31	5,017	5,551
6.00% due 01/15/32	39,479	43,682
6.00% due 02/15/32	1,411	1,561
6.00% due 07/15/32	17,313	19,156
6.00% due 09/15/32	24,112	26,680
6.00% due 10/15/32	638,999	707,026
6.00% due 11/15/32	30,833	34,115
6.00% due 01/15/33	5,386	5,960
6.00% due 02/15/33	92,971	102,868
6.00% due 03/15/33	91,744	101,511
6.00% due 04/15/33	129,146	142,895
6.00% due 05/15/33	146,174	161,735
6.00% due 12/15/33	85,067	94,123
6.00% due 08/15/34	13,723	15,162
6.00% due 09/15/34	260,371	288,415
6.00% due 10/15/34	160,999	177,887
6.50% due 02/15/12	637	638
6.50% due 10/15/12	2,409	2,624

6.50% due 11/15/12	6,757	7,361
6.50% due 01/15/13	3,166	3,449
6.50% due 05/15/13	8,184	8,916
6.50% due 01/15/14	24,737	26,948
6.50% due 02/15/14	1,616	1,760
6.50% due 03/15/14	67,399	73,422
6.50% due 04/15/14	31,808	34,651
6.50% due 05/15/14	55,594	60,563
6.50% due 06/15/14	2,504	2,709
6.50% due 07/15/14	1,727	1,881
6.50% due 08/15/14	35,800	38,999
6.50% due 10/15/14	67	74
6.50% due 05/15/23	8,847	10,036
6.50% due 06/15/23	11,086	12,576
6.50% due 07/15/23	57,135	64,814
6.50% due 08/15/23	10,084	11,439
6.50% due 10/15/23	40,150	45,546
6.50% due 11/15/23	62,770	71,205
6.50% due 12/15/23	159,441	180,869
6.50% due 03/15/26	43,400	49,205
6.50% due 02/15/27	5,508	6,237
6.50% due 12/15/27	3,840	4,351
6.50% due 01/15/28	53,523	60,612
6.50% due 02/15/28	59,018	66,836
6.50% due 03/15/28	101,308	114,730
6.50% due 04/15/28	63,075	71,434
6.50% due 05/15/28	164,172	185,924
6.50% due 06/15/28	198,462	224,759
6.50% due 07/15/28	194,018	219,726
6.50% due 08/15/28	167,005	189,135
6.50% due 09/15/28	168,241	190,533
6.50% due 10/15/28	422,147	478,080
6.50% due 11/15/28	137,869	156,133
6.50% due 12/15/28	156,174	176,865
6.50% due 01/15/29	4,120	4,666
6.50% due 02/15/29	42,210	47,801
6.50% due 03/15/29	39,818	45,094
6.50% due 04/15/29	33,449	37,881
6.50% due 05/15/29	126,431	143,184
6.50% due 06/15/29	46,760	52,956
6.50% due 03/15/31	13,111	14,848
6.50% due 04/15/31	3,062	3,468
6.50% due 05/15/31	189,085	214,138
6.50% due 06/15/31	123,071	139,378
6.50% due 07/15/31	379,628	429,929
6.50% due 08/15/31	95,007	107,596
6.50% due 09/15/31	200,652	227,240
6.50% due 10/15/31	190,349	215,570
6.50% due 11/15/31	67,837	76,826
6.50% due 01/15/32	372,140	421,448
6.50% due 02/15/32	109,781	124,327
6.50% due 03/15/32	2,032	2,302
6.50% due 04/15/32	140,137	158,705
6.50% due 05/15/32	269,626	305,352
7.00% due 05/15/11	115	117
7.00% due 07/15/11	571	580
7.00% due 08/15/11	229	232
7.00% due 09/15/11	1,347	1,368
7.00% due 11/15/11	1,570	1,595
7.00% due 12/15/11	2,485	2,525
7.00% due 12/15/12	5,628	5,831
7.00% due 11/15/31	302,570	347,086
7.00% due 03/15/32	29,043	33,496
7.00% due 01/15/33	76,521	88,445
7.00% due 05/15/33	206,802	238,333
7.00% due 07/15/33	156,202	179,813
7.00% due 10/15/34	31,084	35,912
8.00% due 10/15/29	485	493
8.00% due 11/15/29	9,670	10,148
8.00% due 12/15/29	17,626	19,903
8.00% due 01/15/30	25,259	28,731
8.00% due 03/15/30	286	302
8.00% due 04/15/30	53,221	56,131
8.00% due 06/15/30	1,885	2,058
8.00% due 08/15/30	14,526	17,102
8.00% due 09/15/30	27,049	29,550
8.00% due 11/15/30	8,577	10,007
8.00% due 12/15/30	5,767	6,771
8.00% due 02/15/31	62,262	73,526
8.00% due 03/15/31	13,970	14,599
10.00% due 03/20/14	2,035	2,045
10.00% due 06/20/14	1,082	1,088
10.00% due 07/20/14	2,873	2,888
10.00% due 04/20/16	9,062	10,077
10.00% due 05/20/16	3,939	4,468
10.00% due 08/20/16	1,701	1,891
10.00% due 01/20/17	4,301	4,855
10.00% due 02/20/17	3,860	3,881
10.00% due 03/20/17	7,611	8,347
12.75% due 07/15/14	18,092	18,232
13.50% due 09/20/14	831	988
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB 7.50% due 09/15/35	932,002	1,046,125
Series 2005-74, Class HA 7.50% due 09/16/35	231,843	260,305
Series 2005-74, Class HC 7.50% due 09/16/35	336,785	377,141

		48,762,731

Regional Authority — 1.0%
U.S. Department of Housing and Urban Development Sec. Notes 5.05% due 08/01/13	10,000,000	10,898,710

Sovereign Agency — 0.5%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,965,673
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,560,608
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	1,752,892

		5,279,173

Total U.S. Government Agencies (cost $486,677,955)		493,895,304

U.S. GOVERNMENT TREASURIES — 19.0%
U.S. Treasury Bonds — 1.8%
4.25% due 05/15/39	20,200,000	19,376,224

U.S. Treasury Notes — 17.2%
0.88% due 04/30/11	15,000,000	15,008,790
1.25% due 10/31/15	21,000,000	20,263,362
1.38% due 02/15/12	10,500,000	10,599,666
1.38% due 05/15/12	20,000,000	20,222,660
1.88% due 02/28/14	22,000,000	22,407,352
2.13% due 12/31/15	42,000,000	42,009,828
2.38% due 02/28/15	25,000,000	25,609,500
3.13% due 09/30/13	24,500,000	25,770,937
3.13% due 04/30/17	4,500,000	4,625,154

		186,517,249

Total U.S. Government Treasuries (cost $204,824,291)		205,893,473

Total Long-Term Investment Securities (cost $1,014,624,060)		1,037,801,696

REPURCHASE AGREEMENTS — 22.6%
Bank of America Joint Repurchase Agreement(2)	196,690,000	196,690,000
UBS Securities LLC Joint Repurchase Agreement(2)	48,260,000	48,260,000

Total Repurchase Agreements (cost $244,950,000)		244,950,000

Total Investments (cost $1,259,574,060) (3)	118.4%	1,282,751,696
Liabilities in excess of other assets	(18.4)	(199,310,747)

NET ASSETS	100.0%	$1,083,440,949

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2011, the aggregate value of these securities was $26,557,150 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 4 for cost of investments on a tax basis.
FDIC — Federal Deposit Insurance Corporation
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separate trading of registered interest and principal of securities.
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
VRS — Variable Rate Securities
The rates shown on VRS are the current interest rates at March 31, 2011 and unless otherwise noted, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$48,724,915	$—	$48,724,915
U.S. Corporate Bonds & Notes	—	214,231,818	2,633,536	216,865,354
Foreign Corporate Bonds & Notes	—	41,063,975	—	41,063,975
Foreign Government Agencies	—	2,721,400	—	2,721,400
Municipal Bonds & Notes	—	28,637,275	—	28,637,275
U.S. Government Agencies	—	493,895,304	—	493,895,304
U.S. Government Treasuries	—	205,893,473	—	205,893,473
Repurchase Agreements	—	244,950,000	—	244,950,000

Total	$—	$1,280,118,160	$2,633,536	$1,282,751,696

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 12/31/2010	$2,730,482
Accrued discounts	—
Accrued premiums	—
Realized gain	0
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	(41,912)
Net purchases	—
Net sales	(55,034)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/2011	$2,633,536

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at March 31, 2011 includes:

U.S. Corporate Bonds & Notes
$(41,912)

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 64.1%
Aerospace/Defense — 0.9%
Boeing Co.	7,328	$541,759
Esterline Technologies Corp.†	1,500	106,080
Lockheed Martin Corp.	6,000	482,400
Northrop Grumman Corp.	2,410	151,131
Raytheon Co.	12,200	620,614
Spirit Aerosystems Holdings, Inc., Class A†	8,800	225,896
Teledyne Technologies, Inc.†	3,025	156,423

		2,284,303

Aerospace/Defense-Equipment — 0.0%
HEICO Corp.	900	56,268

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	1,255	171,671
Monsanto Co.	4,000	289,040
Potash Corp. of Saskatchewan, Inc.	5,100	300,543
Terra Nitrogen Co LP	800	93,520

		854,774

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	6,212	223,694
Chaoda Modern Agriculture Holdings, Ltd. ADR	17,900	547,740

		771,434

Airlines — 0.3%
Alaska Air Group, Inc.†	3,799	240,933
AMR Corp.†	17,700	114,342
Cathay Pacific Airways, Ltd. ADR	8,868	106,859
United Continental Holdings, Inc.†	8,715	200,358

		662,492

Apparel Manufacturers — 0.3%
Columbia Sportswear Co.	1,783	105,946
VF Corp.	7,100	699,563

		805,509

Applications Software — 1.0%
Actuate Corp.†	10,740	55,848
Microsoft Corp.	63,570	1,612,135
Quest Software, Inc.†	6,900	175,191
Sage Group PLC ADR	24,400	438,468
Salesforce.com, Inc.†	1,100	146,938

		2,428,580

Athletic Footwear — 0.2%
NIKE, Inc., Class B	7,880	596,516

Auction House/Art Dealers — 0.0%
Sotheby’s	1,500	78,900

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	40,000	596,400
Nissan Motor Co., Ltd. ADR	3,631	64,087
Toyota Motor Corp. ADR	7,000	561,750

		1,222,237

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	9,800	106,845
PACCAR, Inc.	9,980	522,453

		629,298

Auto/Truck Parts & Equipment-Original — 0.5%
China Yuchai International, Ltd.†	21,800	639,394
Johnson Controls, Inc.	11,550	480,133
Magna International, Inc., Class A	4,100	196,431
Tenneco, Inc.†	1,200	50,940

		1,366,898

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. ADR	6,300	155,925
Banco Santander SA ADR	55,113	645,924
Bank of Nova Scotia	10,720	658,101
City Holding Co.	2,000	70,720
City National Corp.	2,535	144,622
Community Trust Bancorp, Inc.	3,700	102,379
Cullen/Frost Bankers, Inc.	3,585	211,587
East West Bancorp, Inc.	5,340	117,266
F.N.B. Corp.	9,700	102,238
FirstMerit Corp.	5,022	85,675
M&T Bank Corp.	6,200	548,514
Signature Bank†	1,500	84,600
Trustco Bank Corp.	11,600	68,788
Washington Trust Bancorp, Inc.	3,900	92,586
Westamerica Bancorporation	1,950	100,172

		3,189,097

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	15,958	476,665
Northern Trust Corp.	11,400	578,550
State Street Corp.	5,925	266,270

		1,321,485

Banks-Super Regional — 0.9%
Fifth Third Bancorp	20,000	277,600
PNC Financial Services Group, Inc.	550	34,644
US Bancorp	30,300	800,829
Wells Fargo & Co.	36,598	1,160,157

		2,273,230

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	9,600	636,960
Dr Pepper Snapple Group, Inc.	6,419	238,530
PepsiCo, Inc.	5,771	371,710

		1,247,200

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,975	134,893

Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,900	89,091

Building & Construction Products-Misc. — 0.1%
Simpson Manufacturing Co., Inc.	5,322	156,786

Building Products-Cement — 0.0%
Cemex SAB de CV ADR†	3,047	27,212

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	5,100	67,269

Building-Heavy Construction — 0.3%
Granite Construction, Inc.	3,625	101,862
Vinci SA ADR	43,600	679,288

		781,150

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,200	16,044

Building-Residential/Commercial — 0.0%
KB Home	975	12,129

Cable/Satellite TV — 0.1%
Time Warner Cable, Inc.	3,513	250,617

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	10,000	422,200

Cellular Telecom — 0.6%
China Mobile, Ltd. ADR	3,275	151,436
SK Telecom Co., Ltd. ADR	34,000	639,540

Vodafone Group PLC ADR	20,825	598,719

		1,389,695

Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours & Co.	8,272	454,712
FMC Corp.	2,035	172,832
Huntsman Corp.	6,900	119,922

		747,466

Chemicals-Specialty — 0.3%
Arch Chemicals, Inc.	2,200	91,498
Cabot Corp.	3,600	166,644
Canexus Income Fund	21,400	161,797
Lubrizol Corp.	900	120,564
NewMarket Corp.	600	94,932
Sensient Technologies Corp.	2,800	100,352
Sigma-Aldrich Corp.	1,650	105,006

		840,793

Coal — 0.0%
Alliance Resource Partners LP	700	57,001

Coatings/Paint — 0.2%
RPM International, Inc.	5,400	128,142
Valspar Corp.	6,700	261,970

		390,112

Commercial Services — 0.1%
Weight Watchers International, Inc.	2,400	168,240

Commercial Services-Finance — 0.5%
Automatic Data Processing, Inc.	6,200	318,122
Lender Processing Services, Inc.	7,431	239,204
Mastercard, Inc., Class A	1,700	427,924
Visa, Inc., Class A	5,000	368,100

		1,353,350

Computer Aided Design — 0.1%
Autodesk, Inc.†	3,775	166,515

Computer Data Security — 0.1%
Fortinet, Inc.†	3,500	154,000

Computer Services — 0.5%
Accenture PLC, Class A	3,500	192,395
Cognizant Technology Solutions Corp., Class A†	6,000	488,400
International Business Machines Corp.	3,200	521,824
Manhattan Associates, Inc.†	3,000	98,160
Syntel, Inc.	900	47,007

		1,347,786

Computers — 0.7%
Apple, Inc.†	3,973	1,384,392
Hewlett-Packard Co.	9,800	401,506

		1,785,898

Computers-Integrated Systems — 0.1%
Diebold, Inc.	2,300	81,558
Riverbed Technology, Inc.†	3,400	128,010

		209,568

Computers-Memory Devices — 0.2%
NetApp, Inc.†	7,400	356,532
SanDisk Corp.†	5,000	230,450

		586,982

Consumer Products-Misc. — 0.8%
Clorox Co.	8,540	598,398
Kimberly-Clark Corp.	13,449	877,816
Tupperware Brands Corp.	5,709	340,885
WD-40 Co.	2,892	122,447

		1,939,546

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,300	95,337

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	6,700	645,612
Inter Parfums, Inc.	2,500	46,275
Procter & Gamble Co.	4,232	260,691

		952,578

Cruise Lines — 0.3%
Carnival Corp.	18,400	705,824

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	8,593	280,905

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,700	40,783

Dialysis Centers — 0.1%
DaVita, Inc.†	2,875	245,841

Distribution/Wholesale — 0.5%
Brightpoint, Inc.†	4,000	43,360
Genuine Parts Co.	20,961	1,124,348
Pool Corp.	5,317	128,193

		1,295,901

Diversified Banking Institutions — 0.7%
Barclays PLC ADR	1,260	22,856
Goldman Sachs Group, Inc.	2,300	364,481
JPMorgan Chase & Co.	16,757	772,498
Societe Generale ADR	41,300	535,661

		1,695,496

Diversified Financial Services — 0.2%
Guoco Group, Ltd. ADR	19,000	471,960

Diversified Manufacturing Operations — 1.2%
3M Co.	5,063	473,391
Actuant Corp., Class A	2,400	69,600
Barnes Group, Inc.	2,100	43,848
Crane Co.	2,975	144,079
General Electric Co.	25,549	512,257
Honeywell International, Inc.	6,500	388,115
Koppers Holdings, Inc.	2,500	106,750
Parker Hannifin Corp.	7,600	719,568
Siemens AG ADR	3,600	494,424

		2,952,032

Diversified Minerals — 0.4%
BHP Billiton, Ltd. ADR	4,800	460,224
Xstrata PLC ADR	134,200	625,372

		1,085,596

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	4,450	801,578

E-Commerce/Services — 0.4%
eBay, Inc.†	8,375	259,960
Netflix, Inc.†	500	118,665
priceline.com, Inc.†	1,200	607,728

		986,353

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	7,000	125,020

Electric Products-Misc. — 0.3%
Emerson Electric Co.	12,400	724,532
Molex, Inc.	4,900	123,088

		847,620

Electric-Integrated — 1.5%
Alliant Energy Corp.	2,900	112,897
Ameresco, Inc., Class A†	4,500	63,630
DPL, Inc.	2,600	71,266
Edison International	4,350	159,166
Great Plains Energy, Inc.	3,800	76,076
Integrys Energy Group, Inc.	900	45,459
NextEra Energy, Inc.	15,300	843,336
Northeast Utilities	7,700	266,420
Pepco Holdings, Inc.	6,200	115,630
PG&E Corp.	1,925	85,047
Progress Energy, Inc.	18,263	842,655
SCANA Corp.	2,000	78,740
Wisconsin Energy Corp.	12,200	372,100
Xcel Energy, Inc.	30,300	723,867

		3,856,289

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PLC†(1)	103,000	91,098
Garmin, Ltd.†	3,100	104,966
Gentex Corp.	2,800	84,700

		280,764

Electronic Components-Semiconductors — 1.8%
Avago Technologies, Ltd.	3,600	111,960
Broadcom Corp., Class A†	11,000	433,180
Diodes, Inc.†	2,600	88,556
Intel Corp.	73,225	1,476,948
Lattice Semiconductor Corp.†	7,500	44,250
LSI Corp.†	10,541	71,679
Microchip Technology, Inc.	37,314	1,418,305
QLogic Corp.†	5,150	95,533
Rohm Co., Ltd. ADR	19,200	603,264
Supertex, Inc.†	3,776	84,129

		4,427,804

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	3,331	48,733

Electronic Forms — 0.2%
Adobe Systems, Inc.†	11,600	384,656

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.†	8,600	385,108
FLIR Systems, Inc.	1,950	67,490
Itron, Inc.†	1,803	101,761
Trimble Navigation, Ltd.†	3,220	162,739

		717,098

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	5,800	242,904

Engineering/R&D Services — 0.2%
Exponent, Inc.†	1,500	66,915
Jacobs Engineering Group, Inc.†	9,090	467,499

		534,414

Enterprise Software/Service — 0.8%
BMC Software, Inc.†	4,503	223,979
Informatica Corp.†	2,727	142,431
MicroStrategy, Inc., Class A†	500	67,240
Nomura Research Institute, Ltd. ADR	14,500	640,030
Omnicell, Inc.†	4,505	68,656
Oracle Corp.	27,275	910,167
Tyler Technologies, Inc.†	725	17,190

		2,069,693

Entertainment Software — 0.2%
Shanda Games, Ltd. ADR†	78,900	501,015

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	4,000	98,760

Finance-Credit Card — 0.2%
American Express Co.	10,700	483,640

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	32,507	586,101
Nomura Holdings, Inc. ADR	102,200	531,440

		1,117,541

Finance-Other Services — 0.5%
Deutsche Boerse AG ADR	70,900	538,131
NYSE Euronext	17,352	610,270

		1,148,401

Food-Dairy Products — 0.0%
Dean Foods Co.†	2,400	24,000

Food-Misc. — 1.2%
B&G Foods, Inc.	8,500	159,545
Campbell Soup Co.	1,600	52,976
Danone ADR	38,300	502,879
General Mills, Inc.	14,363	524,968
Kellogg Co.	4,700	253,706
Kraft Foods, Inc., Class A	26,090	818,182
Nestle SA ADR	10,900	626,532
RalCorp Holdings, Inc.†	675	46,190
Zhongpin, Inc.†	10,000	151,800

		3,136,778

Food-Retail — 0.7%
Carrefour SA ADR	83,300	734,706
Dairy Farm International Holdings, Ltd. ADR	4,760	199,682
Kroger Co.	13,278	318,274
Whole Foods Market, Inc.	8,500	560,150

		1,812,812

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	14,800	409,960

Gambling (Non-Hotel) — 0.4%
OPAP SA ADR	79,500	874,500

Gas-Distribution — 0.7%
Energen Corp.	2,925	184,626
Just Energy Group, Inc.	8,039	128,359
Northwest Natural Gas Co.	600	27,678
Sempra Energy	27,075	1,448,512
Vectren Corp.	3,300	89,760

		1,878,935

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,000	57,390

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	1,700	64,566

Hotels/Motels — 0.1%
Red Lion Hotels Corp.†	18,343	150,413
Starwood Hotels & Resorts Worldwide, Inc.	3,400	197,608

		348,021

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	2,873	24,880
Resources Connection, Inc.	4,314	83,649
Robert Half International, Inc.	4,150	126,990
TrueBlue, Inc.†	5,275	88,567

		324,086

Import/Export — 0.3%
Mitsui & Co., Ltd. ADR	1,800	647,100

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,800	252,504

Instruments-Scientific — 0.3%
FEI Co.†	8,913	300,546
Thermo Fisher Scientific, Inc.†	7,610	422,736
Waters Corp.†	1,650	143,385

		866,667

Insurance-Life/Health — 0.1%
StanCorp Financial Group, Inc.	7,311	337,183

Insurance-Multi-line — 1.1%
ACE, Ltd.	22,100	1,429,870
Allianz SE ADR	20,216	284,844
Allstate Corp.	16,176	514,073
MetLife, Inc.	11,300	505,449
United Fire & Casualty Co.	2,800	56,588

		2,790,824

Insurance-Property/Casualty — 1.1%
Chubb Corp.	9,992	612,609
Fidelity National Financial, Inc., Class A	54,155	765,210
Harleysville Group, Inc.	3,000	99,390
HCC Insurance Holdings, Inc.	18,916	592,260
QBE Insurance Group, Ltd. ADR†	35,200	643,224

		2,712,693

Insurance-Reinsurance — 0.2%
Alterra Capital Holdings, Ltd.	8,648	193,196
Validus Holdings, Ltd.	11,078	369,230

		562,426

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	2,000	205,140
TIBCO Software, Inc.†	5,500	149,875

		355,015

Intimate Apparel — 0.0%
Warnaco Group, Inc.†	2,000	114,380

Investment Companies — 0.1%
Apollo Investment Corp.	10,200	123,012

Investment Management/Advisor Services — 1.3%
AllianceBernstein Holding LP	32,644	711,639
Ameriprise Financial, Inc.	1,525	93,147
BlackRock, Inc.	3,100	623,131
Federated Investors, Inc., Class B	21,532	575,981
Franklin Resources, Inc.	4,395	549,727
Man Group PLC ADR	149,100	596,400

		3,150,025

Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	2,244	38,956
Rofin-Sinar Technologies, Inc.†	2,600	102,700

		141,656

Leisure Products — 0.2%
Sega Sammy Holdings, Inc. ADR	134,100	586,017

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	3,885	294,949

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,400	601,290

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,500	69,300

Machinery-Farming — 0.7%
Deere & Co.	17,060	1,652,943

Machinery-General Industrial — 0.1%
Altra Holdings, Inc.†	5,000	118,100
Applied Industrial Technologies, Inc.	1,500	49,890
IDEX Corp.	2,950	128,767

		296,757

Machinery-Material Handling — 0.1%
Cascade Corp.	2,961	132,001

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	1,500	96,420
Quality Systems, Inc.	376	31,336

		127,756

Medical Instruments — 0.5%
Bruker Corp.†	6,000	125,100
Edwards Lifesciences Corp.†	2,800	243,600
Integra LifeSciences Holdings Corp.†	2,100	99,582
Medtronic, Inc.	18,402	724,119
Techne Corp.	1,525	109,190

		1,301,591

Medical Labs & Testing Services — 0.1%
Covance, Inc.†	4,700	257,184

Medical Products — 1.1%
Becton, Dickinson and Co.	3,417	272,061
Covidien PLC	14,100	732,354
Johnson & Johnson	17,323	1,026,388
Orthofix International NV†	2,700	87,642
Stryker Corp.	2,800	170,240
Teleflex, Inc.	4,058	235,283
Varian Medical Systems, Inc.†	2,900	196,156

		2,720,124

Medical-Biomedical/Gene — 0.4%
Acorda Therapeutics, Inc.†	1,500	34,800
Dendreon Corp.†	1,450	54,274
Gilead Sciences, Inc.†	6,675	283,287
Illumina, Inc.†	3,500	245,245
Incyte Corp., Ltd.†	3,000	47,550
Life Technologies Corp.†	4,125	216,232
Momenta Pharmaceuticals, Inc.†	5,500	87,175

		968,563

Medical-Drugs — 3.7%
Abbott Laboratories	31,075	1,524,229
Allergan, Inc.	11,777	836,403
Array Biopharma, Inc.†	18,000	55,080
Bristol-Myers Squibb Co.	56,734	1,499,480
Forest Laboratories, Inc.†	3,508	113,308
GlaxoSmithKline PLC ADR	20,653	793,282
Medicis Pharmaceutical Corp., Class A	3,150	100,926
Merck & Co., Inc.	32,933	1,087,118
Novartis AG ADR	24,800	1,347,880
Pfizer, Inc.	66,127	1,343,039
PharMerica Corp.†	1	11
Roche Holding AG ADR	17,500	629,125

		9,329,881

Medical-Generic Drugs — 0.7%
Impax Laboratories, Inc.†	1,200	30,540
Teva Pharmaceutical Industries, Ltd. ADR	24,200	1,214,114
Watson Pharmaceuticals, Inc.†	8,738	489,415

		1,734,069

Medical-HMO — 0.1%
AMERIGROUP Corp.†	1,500	96,375
Health Net, Inc.†	1,575	51,503

		147,878

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	4,800	237,168

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	331	4,657

Medical-Outpatient/Home Medical — 0.0%
Gentiva Health Services, Inc.†	2,000	56,060

Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	7,031	555,801

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,542	226,952
RBC Bearings, Inc.†	2,200	84,106
Sims Metal Management, Ltd.	2,300	41,656
Sims Metal Management, Ltd. ADR	1,500	27,225

		379,939

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	5,919	328,800

Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	1,675	83,968

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,350	99,852

MRI/Medical Diagnostic Imaging — 0.0%
CML HealthCare, Inc.	10,200	106,997

Multimedia — 0.6%
Vivendi SA ADR†	20,800	592,800
Walt Disney Co.	22,325	961,984

		1,554,784

Networking Products — 0.3%
Cisco Systems, Inc.	20,500	351,575
Juniper Networks, Inc.†	6,000	252,480
Polycom, Inc.†	2,829	146,684

		750,739

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,245	247,680
Waste Connections, Inc.	7,079	203,804

		451,484

Office Automation & Equipment — 0.2%
Canon, Inc. ADR	12,700	550,545

Oil & Gas Drilling — 0.4%
Ensco PLC ADR	13,300	769,272
Nabors Industries, Ltd.†	10,454	317,593

		1,086,865

Oil Companies-Exploration & Production — 1.9%
Apache Corp.	7,895	1,033,613
Berry Petroleum Co., Class A	2,347	118,406
Callon Petroleum Co.†	9,000	69,930
Cimarex Energy Co.	1,500	172,860
Clayton Williams Energy, Inc.†	700	73,990
CNOOC, Ltd. ADR	670	169,537
Daylight Energy, Ltd.	11,500	133,975
Devon Energy Corp.	5,136	471,331
Encana Corp.	21,300	735,489
Gulfport Energy Corp.†	2,200	79,530
Occidental Petroleum Corp.	7,544	788,272
Penn West Petroleum, Ltd.	24,700	684,190
Vermilion Energy, Inc.	2,600	135,511
Zargon Oil & Gas, Ltd.	5,800	141,007

		4,807,641

Oil Companies-Integrated — 2.9%
BP PLC ADR	8,400	370,776
Chevron Corp.	24,901	2,675,114
ConocoPhillips	4,500	359,370
Exxon Mobil Corp.	17,882	1,504,413
Marathon Oil Corp.	18,636	993,485
Total SA ADR	21,348	1,301,588

		7,204,746

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	4,800	380,496
Natural Gas Services Group, Inc.†	4,367	77,558

		458,054

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	6,480	189,994

Oil-Field Services — 0.1%
CARBO Ceramics, Inc.	700	98,784
Schlumberger, Ltd.	1,535	143,154

		241,938

Paper & Related Products — 0.0%
Kimberly-Clark de Mexico SAB de CV ADR	3,600	111,528

Pharmacy Services — 0.0%
Catalyst Health Solutions, Inc.†	1,500	83,895

Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	4,500	112,410

Pipelines — 0.7%
Atlas Pipeline Partners LP	3,900	134,550
Enterprise Products Partners LP	18,276	786,965
Kinder Morgan Energy Partners LP	6,612	489,883
Oneok, Inc.	1,300	86,944
Spectra Energy Corp.	8,716	236,901

		1,735,243

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,800	127,854

Printing-Commercial — 0.0%
Valassis Communications, Inc.†	2,500	72,850

Protection/Safety — 0.0%
Landauer, Inc.	1,157	71,179

Publishing-Books — 0.2%
Reed Elsevier PLC ADR	16,900	585,416

Publishing-Periodicals — 0.3%
Yellow Media, Inc.	110,449	630,664
Yellow Media, Inc. (Toronto)	3,200	18,213

		648,877

Real Estate Investment Trusts — 3.1%
Agree Realty Corp.	3,800	85,310
Alexandria Real Estate Equities, Inc.	6,984	544,543
American Capital Agency Corp.	3,700	107,818
Annaly Capital Management, Inc.	58,300	1,017,335
CapLease, Inc.	9,700	53,156
Capstead Mortgage Corp.	9,100	116,298
Chimera Investment Corp.	63,575	251,757
Digital Realty Trust, Inc.	27,217	1,582,396
EastGroup Properties, Inc.	1,400	61,558
Essex Property Trust, Inc.	1,276	158,224
Hatteras Financial Corp.	3,100	87,172
HCP, Inc.	15,190	576,309
Health Care REIT, Inc.	5,334	279,715
Medical Properties Trust, Inc.	11,900	137,683
National Retail Properties, Inc.	3,100	81,003
Nationwide Health Properties, Inc.	30,300	1,288,659
Omega Healthcare Investors, Inc.	3,600	80,424
Plum Creek Timber Co., Inc.	2,425	105,754
Public Storage	1,000	110,910

Sabra Healthcare REIT, Inc.	1,431	25,200
Saul Centers, Inc.	1,000	44,550
Tanger Factory Outlet Centers	9,800	257,152
Vornado Realty Trust	1,624	142,100
Weingarten Realty Investors	600	15,036
Weyerhaeuser Co.	20,800	511,680

		7,721,742

Real Estate Operations & Development — 0.2%
Shun Tak Holdings, Ltd. ADR	97,000	543,200

Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,000	87,020

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	7,702	195,323
Hertz Global Holdings, Inc.†	11,850	185,215
McGrath RentCorp	1,700	46,359

		426,897

Respiratory Products — 0.0%
ResMed, Inc.†	2,380	71,400

Retail-Apparel/Shoe — 0.1%
DSW, Inc., Class A†	2,000	79,920
Finish Line, Inc., Class A	5,000	99,250
Guess?, Inc.	1,500	59,025
Ross Stores, Inc.	600	42,672

		280,867

Retail-Automobile — 0.1%
Copart, Inc.†	5,125	222,066

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	8,000	386,160

Retail-Building Products — 0.2%
Home Depot, Inc.	14,875	551,267

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,100	89,032

Retail-Convenience Store — 0.2%
FamilyMart Co., Ltd. ADR	14,800	555,740

Retail-Discount — 0.9%
Costco Wholesale Corp.	13,250	971,490
Wal-Mart Stores, Inc.	24,315	1,265,596

		2,237,086

Retail-Drug Store — 0.0%
CVS Caremark Corp.	1,950	66,924

Retail-Jewelry — 0.1%
Tiffany & Co.	3,700	227,328

Retail-Major Department Stores — 0.4%
Home Retail Group PLC ADR	35,000	436,100
Nordstrom, Inc.	9,832	441,260

		877,360

Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	3,000	115,800

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP	2,300	129,789

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	900	245,133
Jack in the Box, Inc.†	3,825	86,751
McDonald’s Corp.	16,000	1,217,440
PF Chang’s China Bistro, Inc.	1,000	46,190
Ruth’s Hospitality Group, Inc.†	9,000	46,440
Starbucks Corp.	28,013	1,035,080
Yum! Brands, Inc.	1,770	90,943

		2,767,977

Retail-Video Rentals — 0.0%
Coinstar, Inc.†	2,000	91,840

Rubber-Tires — 0.3%
Bridgestone Corp. ADR	15,300	644,283

Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	15,000	169,050
Washington Federal, Inc.	40,421	700,900

		869,950

Security Services — 0.3%
Secom Co., Ltd. ADR†	59,500	693,175

Semiconductor Components-Integrated Circuits — 0.4%
Hittite Microwave Corp.†	800	51,016
Maxim Integrated Products, Inc.	13,800	353,280
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,356	491,536

		895,832

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	32,475	507,259
Novellus Systems, Inc.†	2,050	76,117

		583,376

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	401	16,642

Steel Pipe & Tube — 0.0%
Armtec Infrastructure, Inc.	6,200	105,774

Steel-Producers — 0.5%
ArcelorMittal	15,800	571,170
Reliance Steel & Aluminum Co.	3,700	213,786
Schnitzer Steel Industries, Inc., Class A	6,180	401,762

		1,186,718

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,050	145,441
JDS Uniphase Corp.†	7,000	145,880

		291,321

Telecom Services — 0.3%
BCE, Inc.	16,800	610,512
Consolidated Communications Holdings, Inc.	6,300	117,999
PAETEC Holding Corp.†	16,000	53,440

		781,951

Telecommunication Equipment — 0.0%
Plantronics, Inc.	2,800	102,536

Telephone-Integrated — 1.4%
AT&T, Inc.	41,928	1,282,997
CenturyLink, Inc.	3,600	149,580
Qwest Communications International, Inc.	19,400	132,502
Telstra Corp., Ltd. ADR	41,300	596,372
Verizon Communications, Inc.	33,950	1,308,433
Windstream Corp.	2,894	37,246

		3,507,130

Television — 0.3%
Mediaset SpA ADR	33,000	630,630
Sinclair Broadcast Group, Inc., Class A	6,500	81,510

		712,140

Tobacco — 0.3%
British American Tobacco PLC ADR	7,900	639,821

Tools-Hand Held — 0.0%
Snap-On, Inc.	1,700	102,102

Toys — 0.6%
Hasbro, Inc.	1,700	79,628
Mattel, Inc.	59,553	1,484,656

		1,564,284

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	5,848	165,966

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	2,000	91,300
Tidewater, Inc.	2,700	161,595

		252,895

Transport-Rail — 0.6%
Norfolk Southern Corp.	7,900	547,233
Union Pacific Corp.	9,285	912,994

		1,460,227

Transport-Services — 0.4%
Expeditors International of Washington, Inc.	11,180	560,565
FedEx Corp.	3,000	280,650
Hub Group, Inc., Class A†	1,000	36,190

		877,405

Transport-Truck — 0.1%
Celadon Group, Inc.†	3,500	56,840
Con-way, Inc.	2,937	115,395

		172,235

Travel Services — 0.0%
Ambassadors Group, Inc.	4,402	48,202

Veterinary Diagnostics — 0.1%
VCA Antech, Inc.†	6,032	151,886

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.	1,100	89,496

Water — 0.3%
California Water Service Group	2,550	94,783
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,200	657,888

		752,671

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,485	14,262

Web Portals/ISP — 0.4%
Google, Inc., Class A†	1,780	1,043,454

Wire & Cable Products — 0.0%
Belden, Inc.	2,000	75,100

Wireless Equipment — 0.6%
InterDigital, Inc.	1,600	76,336
Nokia Oyj ADR	64,900	552,299
QUALCOMM, Inc.	13,200	723,756
RF Micro Devices, Inc.†	11,000	70,510

		1,422,901

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,680	46,515

Total Common Stock (cost $135,784,792)		162,000,965

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 3000 Index Fund (cost $475,126)	6,800	538,968

CONVERTIBLE PREFERRED STOCK — 0.0%
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust, Series E 9.00% (cost $75,649)	2,700	74,601

PREFERRED STOCK — 0.8%
Banks-Super Regional — 0.1%
National City Capital Trust II 6.63%	3,900	98,709
National City Capital Trust III 6.63%	2,889	72,861
National City Capital Trust IV 8.00%	2,500	64,925

		236,495

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd. 5.63%	25,000	1,341,750

Real Estate Investment Trusts — 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	82,240
CapLease, Inc. Series A 8.13%	900	22,302
CommonWealth REIT Series D 6.50%	3,000	64,560
Huntington Preferred Capital, Inc. 7.88%	1,300	32,838
Public Storage Series M 6.63%	5,800	146,218
Public Storage Series K 7.25%	1,600	40,816

		388,974

Total Preferred Stock (cost $1,801,735)		1,967,219

ASSET BACKED SECURITIES — 3.0%
Diversified Financial Services — 3.0%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.59% due 05/25/35	$632,650	583,677
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/36	166,643	166,878
BCAP LLC Trust VRS Series 2009-RR13, Class 13A3 5.25% due 03/26/37*(3)	261,297	268,095
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/30(4)	57,503	59,729
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/37*(3)	283,178	285,211
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/36*(3)	455,184	424,784
Citigroup Mtg. Loan Trust, Inc. VRS Series 2010-6, Class 8A1 4.25% due 11/25/35*(3)	258,377	257,299
Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.90% due 12/25/34	113,807	111,650

Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/19(3)	24,798	25,296
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-4, Class A5 5.25% due 05/25/34(3)	433,387	434,489
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.21% due 05/25/34(3)	29,151	27,692
Credit Suisse First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(3)	327,577	337,584
Credit Suisse Mtg. Capital Certs. Series 2010-18R, Class 3A1 4.00% due 03/26/37*(3)	405,913	410,015
Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/37*(3)	303,267	315,198
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/47*(3)	323,016	338,568
First Franklin Mtg. Loan Trust FRS Series 2010-A, Class A1 0.53% due 10/25/35	258,322	252,242
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/36*(3)	400,000	408,473
MASTR Adjustable Rate Mtg. Trust FRS Series 2004-7, Class 6A1 0.69% due 08/25/34(3)	146,849	145,348
MASTR Alternative Loans Trust Series 2004-10, Class 3A1 5.00% due 09/25/19(3)	232,310	234,597
Merrill Lynch First Franklin Mtg. Loan Trust FRS Series 2007-5, Class 2A1 0.95% due 10/25/37	32,519	31,890
Morgan Stanley Re-Remic Trust Series 2009-R3, Class 1A 5.50% due 10/26/35*(3)	245,110	248,786
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/18(3)	215,378	218,556
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/32	103,529	103,930
Wachovia Bank Commercial Mtg. Trust Series 2005-C19, Class A6 4.70% due 05/15/44(4)	500,000	529,260
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(4)	300,000	322,327
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.67% due 05/25/34	33,832	29,347
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(3)	1,000,000	939,096

Total Asset Backed Securities (cost $7,405,853)		7,510,017

CONVERTIBLE BONDS & NOTES — 0.2%
Medical Products — 0.1%
China Medical Technologies, Inc. Senior Bonds 4.00% due 08/15/13	500,000	448,125

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	149,000	138,198

Total Convertible Bonds & Notes (cost $539,868)		586,323

U.S. CORPORATE BONDS & NOTES — 12.6%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	544,170

Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	263,326
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	790,096
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	250,000	273,750

		1,327,172

Cable TV — 0.0%
FrontierVision Operating Partnership LP Escrow Notes 11.00% due 10/15/07†(6)(7)	500,000	0

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	508,908

Casino Hotels — 0.5%
Boyd Gaming Corp. Senior Notes 9.13% due 12/01/18*	1,000,000	1,032,500
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	250,000	286,250

		1,318,750

Casino Services — 0.7%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	248,750
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	1,000,000	1,097,500
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17*	250,000	273,750

		1,620,000

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	250,000	288,906

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15(2)	250,000	260,000

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	258,481

Diversified Banking Institutions — 1.2%
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(5)	1,000,000	1,075,370
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,232,159
Morgan Stanley Senior Notes 5.63% due 01/09/12	250,000	259,569
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	522,378

		3,089,476

Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	250,000	255,799
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	500,000	507,835

		763,634

Diversified Manufacturing Operations — 0.1%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	250,000	267,027

Electric-Generation — 0.2%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	500,000	390,000

Electric-Integrated — 1.1%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	524,025
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	750,000	780,000
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	575,086
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	970,857

		2,849,968

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. Escrow Notes 9.25% due 03/01/22†(6)(7)	1,500,000	0
Ogden Corp. Escrow Notes 9.25% due 03/01/22†(6)(7)	1,500,000	0

		0

Finance-Investment Banker/Broker — 0.3%
Jefferies Group, Inc. Senior Notes 5.88% due 06/08/14	250,000	269,530
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	529,752

		799,282

Food-Misc. — 0.2%
Corn Products International, Inc. Senior Notes 4.63% due 11/01/20	500,000	491,439

Gas-Distribution — 0.2%
Sempra Energy Senior Notes 6.00% due 10/15/39	500,000	509,076

Independent Power Producers — 0.5%
GenOn Escrow Corp. Senior Notes 9.88% due 10/15/20*	750,000	783,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	250,000	259,375
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	263,125

		1,306,250

Insurance-Life/Health — 0.1%
New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	266,306

Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/17	500,000	517,252

Medical-HMO — 0.4%
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	750,000	802,500
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	265,492

		1,067,992

Medical-Hospitals — 0.3%
HCA, Inc. Sec. Notes 9.25% due 11/15/16	750,000	807,188

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16	1,000,000	987,500

Oil Companies-Exploration & Production — 0.2%
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/18	500,000	517,500

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	250,000	263,750

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	750,000	775,313
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	250,000	266,250

		1,041,563

Pipelines — 0.8%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,000,000	1,137,622
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32(2)	500,000	612,417
Plains All American Pipeline LP / PAA Finance Corp. Company Guar. Notes 3.95% due 09/15/15	250,000	257,812

		2,007,851

Publishing-Books — 0.2%
Reed Elsevier Capital, Inc. Company Guar. Notes 6.75% due 08/01/11	364,000	371,333

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	155,444

Real Estate Investment Trusts — 1.4%
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20	500,000	528,486
ERP Operating LP Senior Notes 5.50% due 10/01/12	150,000	158,864
HCP, Inc. Senior Notes 6.00% due 03/01/15	750,000	819,578
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/21	500,000	512,779
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	267,105
Shurgard Storage Centers LLC Senior Notes 5.88% due 03/15/13	1,000,000	1,074,307

		3,361,119

Retail-Automobile — 0.1%
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	265,625

Retail-Regional Department Stores — 0.3%
Neiman-Marcus Group, Inc. Company Guar. Notes 10.38% due 10/15/15	750,000	790,313

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(8)	125,000	156

Special Purpose Entity — 0.1%
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*(7)	153,299	156,224

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	318,610

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/21	500,000	526,445

Telecom Services — 0.5%
Clearwire Communications LLC/Clearwire Finance, Inc. Company Guar. Notes 12.00% due 12/01/17*	250,000	267,187
Qwest Corp. Senior Notes 8.88% due 03/15/12(2)	1,000,000	1,070,000

		1,337,187

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	159,766

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	265,606

Total U.S. Corporate Bonds & Notes (cost $30,097,761)		31,777,269

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.2%
Commonwealth Bank of Australia Senior Notes 2.13% due 03/17/14*	250,000	248,664
Westpac Banking Corp. Senior Notes 3.00% due 08/04/15	250,000	249,380

		498,044

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	250,000	257,781

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/18	1,000,000	1,055,000

Finance-Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	250,000	270,366

Insurance-Reinsurance — 0.2%
Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/20	500,000	498,192

Medical-Drugs — 0.3%
Elan Finance PLC / Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/16	750,000	793,125

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	520,296
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,048,517

		1,568,813

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.50% due 03/01/21	500,000	492,703

Total Foreign Corporate Bonds & Notes (cost $5,258,905)		5,434,024

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $549,243)	615,222	722,886

U.S. GOVERNMENT AGENCIES — 13.5%
Federal Home Loan Mtg. Corp. — 5.1%
1.13% due 07/27/12	500,000	503,986
3.50% due April TBA	500,000	501,485
4.00% due 12/01/40	449,602	442,098
4.50% due 07/01/19	452,300	477,870
4.50% due 07/01/39	700,872	714,362
4.50% due 09/01/39	851,248	866,567
4.50% due 08/01/40	363,953	370,276
5.00% due 06/01/33	231,140	243,783
5.00% due 08/01/33	733,856	772,788
5.00% due 04/01/35	403,048	423,212
5.00% due 01/01/40	428,400	447,690
5.50% due 11/01/17	90,124	97,610
5.50% due 01/01/18	105,265	114,009
5.50% due 11/01/18	229,386	248,440
5.50% due 05/01/31	101,818	109,420
5.50% due 11/01/32	236,856	254,578
5.50% due 12/01/33	408,530	438,843
5.50% due 09/01/35	446,193	478,324
5.50% due 01/01/36	357,753	384,366
5.50% due 04/01/36	411,410	443,094
6.00% due 04/01/17	66,513	72,318
6.00% due 05/01/17	115,219	125,331
6.00% due 05/01/31	55,503	61,061
6.00% due 09/01/32	33,452	36,802
6.00% due 05/01/34	365,695	401,286
6.00% due 01/01/35	754,916	828,190
6.00% due 06/01/38	614,559	671,682
6.50% due 02/01/14	17,705	18,342
6.50% due 01/01/32	181,781	205,451
7.00% due 02/01/15	7,434	7,955
7.00% due 03/01/15	22,221	23,830
7.00% due 06/01/15	7,657	8,310
7.00% due 03/01/16	19,888	21,584
7.00% due 01/01/32	22,071	25,410
7.50% due 12/01/30	65,999	76,493
7.50% due 01/01/31	59,875	69,395
7.50% due 02/01/31	9,211	10,676
8.00% due 08/01/30	13,118	15,489
Federal Home Loan Mtg. Corp. REMIC
Series 3681, Class AH
4.00% due 10/15/27(3)	347,037	361,225
Series 3633, Class LA
4.50% due 03/15/38(3)	330,383	348,437
Series 2808, Class PG
5.50% due 04/15/33(3)	600,000	647,274
Series 3632, Class BH
5.50% due 12/15/33(3)	500,000	542,235
Series 3341, Class PA
6.00% due 09/15/29(3)	124,767	126,799

		13,038,376

Federal National Mtg. Assoc. — 7.3%
4.00% due 08/01/25	266,962	274,845
4.00% due 09/01/40	1,027,929	1,012,897
4.00% due 02/01/41	298,454	293,996
4.50% due 11/01/19	469,612	496,381
4.50% due 05/01/39	570,856	581,753
4.50% due 10/01/39	436,455	444,787
4.50% due 05/01/40	680,527	694,156
4.50% due 08/01/40	766,628	781,263
4.50% due 09/01/40	503,020	512,623
5.00% due 01/01/18	315,803	338,129
5.00% due 06/01/18	397,264	425,412
5.00% due 10/01/18	290,527	311,075
5.00% due 04/01/34	592,103	623,504
5.00% due 06/01/34	467,988	492,806
5.00% due 08/01/35	337,078	354,744
5.00% due 04/01/39	465,704	489,238
5.00% due 12/01/39	322,378	338,049
5.00% due 05/01/40	280,608	294,086
5.00% due 06/01/40	480,454	504,733
5.50% due 05/01/33	241,104	260,047
5.50% due 02/01/34	751,952	805,818
5.50% due 04/01/34	221,603	238,350
5.50% due 08/01/34	180,096	192,960
5.50% due 02/01/35	439,359	472,836
6.00% due 08/01/18	34,676	37,894
6.00% due 05/01/31	38,024	41,867
6.00% due 08/01/31	207,762	228,762
6.00% due 04/01/32	118,216	130,165
6.00% due 04/01/37	476,292	523,243
6.00% due 05/01/38	513,301	559,248
6.00% due 11/01/38	262,197	285,668
6.50% due 06/01/19	25,979	28,647
6.50% due 09/01/24	58,614	66,007
6.50% due 09/01/25	10,353	11,725
6.50% due 11/01/25	19,525	22,064
6.50% due 05/01/26	24,495	27,710
6.50% due 11/01/27	1,246	1,409
6.50% due 07/01/29	106,888	121,036
6.50% due 01/01/32	28,426	32,156
6.50% due 03/01/32	151,488	171,368
6.50% due 04/01/32	187,399	211,992
6.50% due 12/01/32	57,897	65,495
6.50% due 07/01/34	151,796	171,650
6.50% due April TBA	300,000	336,234
6.63% due 11/15/30	300,000	378,781
7.00% due 05/01/15	1,372	1,506
7.00% due 12/01/15	1,255	1,377
7.00% due 01/01/16	28,934	31,754
7.00% due 04/01/16	9,419	10,431
7.00% due 05/01/29	21,367	24,701
7.00% due 09/01/29	8,262	9,545
7.00% due 12/01/29	1,700	1,926
7.00% due 01/01/31	7,504	8,678
7.00% due 07/01/31	25,451	29,304
7.50% due 02/01/16	84,608	95,466
7.50% due 11/01/30	29,491	33,260
7.50% due 01/01/31	116,038	134,778

7.50% due 02/01/31	28,815	33,476
7.50% due 03/01/31	25,820	29,177
8.00% due 01/01/16	136,654	151,327
Federal National Mtg. Assoc. REMIC
Series 2009-116, Class D
4.50% due 02/25/27(3)	293,511	306,349
Series 2009-19, Class PW
4.50% due 10/25/36(3)	300,000	301,419
Series 2011-18, Class EA
4.50% due 06/25/37(3)	297,086	312,583
Series 2010-75, Class CY
4.50% due 07/25/40(3)	400,000	397,710
Series 2007-84, Class P
5.00% due 08/25/37(3)	281,785	300,777
Series 2010-22, Class PE
5.00% due 03/25/40(3)	500,000	516,480
Series 2007-79, Class MD
5.50% due 12/25/35(3)	500,000	545,283
Series 1993-248, Class SA FRS
5.90% due 08/25/23(3)	83,278	88,101
Series 2002-16, Class TM
7.00% due 04/25/32(3)	330,279	367,696

		18,420,713

Government National Mtg. Assoc. — 1.1%
4.50% due 10/15/39	308,180	319,079
5.50% due 07/20/33	388,413	423,087
5.50% due 02/20/34	277,416	302,181
5.50% due 03/20/34	257,125	280,079
6.00% due 05/20/32	103,340	113,254
6.00% due 07/20/33	220,783	242,538
6.50% due 11/15/23	57,229	64,921
6.50% due 12/15/23	179,056	203,121
6.50% due 02/15/24	51,117	58,089
6.50% due 03/20/27	5,008	5,644
6.50% due 04/20/27	22,769	25,660
6.50% due 07/15/32	59,064	66,890
6.50% due 04/20/34	125,746	141,988
7.00% due 12/15/22	15,374	17,523
7.00% due 05/15/23	4,327	4,971
7.00% due 06/15/23	3,244	3,728
7.00% due 12/15/23	10,962	12,545
7.00% due 04/15/28	13,344	15,420
7.50% due 08/15/30	15,871	18,486
7.50% due 09/15/30	5,030	5,858
7.50% due 11/15/30	36,452	42,457
7.50% due 01/15/31	19,893	23,217
Government National Mtg. Assoc. REMIC
Series 2009-94, Class KB
3.00% due 09/16/39(3)	290,054	294,366
Series 2002-70, Class PA
4.50% due 08/20/32(3)	44,304	46,565

		2,731,667

Total U.S. Government Agencies (cost $32,964,197)		34,190,756

U.S. GOVERNMENT TREASURIES — 0.6%
U. S. Treasury Notes — 0.6%
1.13% due 06/15/13	300,000	301,476
1.88% due 02/28/14	700,000	712,961
2.63% due 11/15/20	250,000	233,282
4.00% due 02/15/14	300,000	324,164

Total U.S. Government Treasuries (cost $1,552,004)		1,571,883

LOANS(10)(11) — 0.1%
Casino Hotels — 0.1%
CCM Merger, Inc. 7.00% due 03/01/17 (cost $250,000)	250,000	253,555

Total Long-Term Investment Securities (cost $216,755,133)		246,628,466

REPURCHASE AGREEMENT — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/11, to be repurchased 04/01/11 in the amount of $5,899,002 and collateralized by $5,955,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having approximate value of $6,021,478 (cost $5,899,000)	5,899,000	5,899,000

TOTAL INVESTMENTS (cost $222,654,133)(9)	99.9%	252,527,466
Other assets less liabilities	0.1	197,939

NET ASSETS	100.0%	$252,725,405

†		Non-income producing security

*		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2011, the aggregate value of these securities was $7,562,462 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)		Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

(2)		“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of March 31, 2011.

(3)		Collateralized Mortgage Obligation

(4)		Commercial Mortgage Backed Security

(5)		Perpetual maturity — maturity date reflects the next call date.

(6)		Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(7)		Illiquid security. At March 31, 2011, the aggregate value of these securities was $156,224 representing 0.1% of net assets.

(8)		Bond in default

(9)		See Note 4 for cost of investments on a tax basis.

(10)		The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)		Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR	—	American Depository Receipt

REMIC	—	Real Estate Mortgage Investment Conduit

TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS	—	Floating Rate Security

VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2011 and unless otherwise noted, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$161,909,867	$91,098	$—	$162,000,965
Exchange Traded Funds	538,968	—	—	538,968
Convertible Preferred Stock	74,601	—	—	74,601
Preferred Stock	1,967,219	—	—	1,967,219
Asset Backed Securities	—	7,510,017	—	7,510,017
Convertible Bonds & Notes	—	586,323	—	586,323
U.S. Corporate Bonds & Notes	—	31,777,269	0	31,777,269
Foreign Corporate Bonds & Notes	—	5,434,024	—	5,434,024
Foreign Government Agencies	—	722,886	—	722,886
U.S. Government Agencies	—	34,190,756	—	34,190,756
U.S. Government Treasuries	—	1,571,883	—	1,571,883
Loans	—	253,555	—	253,555
Repurchase Agreement	—	5,899,000	—	5,899,000

Total	$164,490,655	$88,036,811	$0	$252,527,466

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes

Balance as of 12/31/2010	$692,650	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	(42)	—
Change in unrealized appreciation (1)	10,008	—
Change in unrealized depreciation (1)	—	—
Net purchases	—	—
Net sales	(8,933)	—
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	(693,683)	—

Balance as of 3/31/2011	$—	$0

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at March 31, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes
$—	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 98.5%
Aerospace/Defense — 1.4%
Boeing Co.	945	$69,864
Raytheon Co.	1,410	71,727

		141,591

Agricultural Chemicals — 1.4%
Agrium, Inc.	600	55,356
Monsanto Co.	580	41,911
Potash Corp. of Saskatchewan, Inc.	700	41,251

		138,518

Applications Software — 1.9%
Microsoft Corp.	7,200	182,592

Auto-Cars/Light Trucks — 1.7%
Ford Motor Co.†	11,210	167,141

Banks-Super Regional — 3.1%
Wells Fargo & Co.	9,750	309,075

Beverages-Non-Alcoholic — 1.7%
PepsiCo, Inc.	2,625	169,076

Coal — 1.6%
Alpha Natural Resources, Inc.†	550	32,653
Peabody Energy Corp.	1,710	123,052

		155,705

Commercial Services-Finance — 0.5%
Western Union Co.	2,500	51,925

Computer Services — 1.4%
International Business Machines Corp.	845	137,794

Computers — 4.4%
Apple, Inc.†	685	238,688
Hewlett-Packard Co.	3,580	146,673
Research In Motion, Ltd.†	850	48,084

		433,445

Computers-Memory Devices — 2.6%
EMC Corp.†	9,810	260,455

Cosmetics & Toiletries — 2.2%
Procter & Gamble Co.	3,495	215,292

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	1,410	88,125

Diversified Banking Institutions — 5.5%
Bank of America Corp.	2,290	30,526
Citigroup, Inc.†	16,100	71,162
Goldman Sachs Group, Inc.	770	122,022
JPMorgan Chase & Co.	4,315	198,921
UBS AG†	6,810	122,921

		545,552

Diversified Manufacturing Operations — 4.6%
Dover Corp.	1,000	65,740
General Electric Co.	8,470	169,823
Honeywell International, Inc.	3,680	219,733

		455,296

E-Commerce/Services — 1.0%
eBay, Inc.†	3,210	99,638

Electric-Integrated — 1.0%
American Electric Power Co., Inc.	1,130	39,708
NextEra Energy, Inc.	1,115	61,459

		101,167

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	950	39,786

Engineering/R&D Services — 0.8%
Fluor Corp.	1,080	79,553

Enterprise Software/Service — 2.4%
Oracle Corp.	6,965	232,422

Financial Guarantee Insurance — 1.3%
Assured Guaranty, Ltd.	8,400	125,160

Food-Misc. — 0.5%
H.J. Heinz Co.	950	46,379

Gold Mining — 1.0%
Barrick Gold Corp.	1,855	96,293

Instruments-Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	1,535	85,269

Insurance-Life/Health — 0.8%
Aflac, Inc.	1,550	81,809

Insurance-Multi-Line — 0.9%
Hartford Financial Services Group, Inc.	3,440	92,639

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	4,100	250,428

Machinery-Farming — 0.9%
Deere & Co.	960	93,014

Machinery-Pumps — 1.8%
Flowserve Corp.	1,370	176,456

Medical Instruments — 1.1%
Medtronic, Inc.	1,450	57,058
St. Jude Medical, Inc.	935	47,928

		104,986

Medical Products — 0.7%
Covidien PLC	1,250	64,925

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.†	790	42,226
Gilead Sciences, Inc.†	1,000	42,440

		84,666

Medical-Drugs — 2.0%
AstraZeneca PLC ADR	1,470	67,796
Pfizer, Inc.	6,184	125,597

		193,393

Medical-Generic Drugs — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	3,020	151,513

Medical-HMO — 1.3%
UnitedHealth Group, Inc.	2,765	124,978

Metal Processors & Fabrication — 2.1%
Precision Castparts Corp.	1,370	201,637

Metal-Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	1,445	80,270

Metal-Diversified — 1.3%
Rio Tinto PLC ADR	1,735	123,393

Metal-Iron — 0.4%
Cliffs Natural Resources, Inc.	350	34,398

Networking Products — 1.6%
Cisco Systems, Inc.	9,385	160,953

Oil & Gas Drilling — 1.3%
Noble Corp.	2,800	127,736

Oil Companies-Exploration & Production — 3.9%
Apache Corp.	335	43,858
EOG Resources, Inc.	580	68,736
Nexen, Inc.	4,660	116,127
Ultra Petroleum Corp.†	1,410	69,443
Whiting Petroleum Corp.†	1,100	80,795

		378,959

Oil Companies-Integrated — 6.8%
BP PLC ADR	3,625	160,007
Exxon Mobil Corp.	4,800	403,824
Petroleo Brasileiro SA ADR	2,595	104,916

		668,747

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	400	22,840

Retail-Building Products — 1.6%
Lowe’s Cos., Inc.	6,080	160,694

Retail-Discount — 0.9%
Wal-Mart Stores, Inc.	1,605	83,540

Retail-Drug Store — 0.6%
CVS Caremark Corp.	1,600	54,912

Retail-Major Department Stores — 2.5%
Nordstrom, Inc.	3,235	145,187
TJX Cos., Inc.	1,930	95,979

		241,166

Retail-Restaurants — 1.4%
McDonald’s Corp.	1,185	90,167
Starbucks Corp.	1,400	51,730

		141,897

Retail-Video Rentals — 0.1%
Coinstar, Inc.†	200	9,184

Schools — 2.0%
ITT Educational Services, Inc.†	2,705	195,166

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	2,000	78,760

Semiconductor Equipment — 0.6%
ASML Holding NV†	1,250	55,625

Steel-Specialty — 0.4%
Allegheny Technologies, Inc.	630	42,664

Telecom Equipment-Fiber Optics — 1.4%
Corning, Inc.	5,080	104,800
JDS Uniphase Corp.†	1,550	32,302

		137,102

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	4

Telephone-Integrated — 1.3%
AT&T, Inc.	4,250	130,050

Television — 1.4%
CBS Corp., Class B	5,595	140,099

Tobacco — 1.5%
Philip Morris International, Inc.	2,290	150,293

Transport-Services — 1.4%
United Parcel Service, Inc., Class B	1,855	137,864

Web Portals/ISP — 2.1%
Google, Inc., Class A†	350	205,174

Wireless Equipment — 1.5%
QUALCOMM, Inc.	2,615	143,380

Total Common Stock (cost $8,005,597)		9,682,563

PREFERRED STOCK — 0.3%
Banks-Commercial — 0.3%
Itau Unibanco Holding SA ADR (cost $27,389)	1,337	32,155

Total Long-Term Investment Securities (cost $8,032,986)		9,714,718

REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities Joint Repurchase Agreement(1)	$100,000	100,000
UBS Securities LLC Joint Repurchase Agreement(1)	25,000	25,000

Total Repurchase Agreements (cost $125,000)		125,000

Total Investments (cost $8,157,986) (2)	100.1%	9,839,718
Liabilities in excess of other assets	(0.1)	(5,277)

NET ASSETS	100.0%	$9,834,441

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR —	American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$545,552	$—	$—	$545,552
Oil Companies — Integrated	668,747	—	—	668,747
Other Industries*	8,468,264	—	—	8,468,264
Preferred Stock	32,155	—	—	32,155
Repurchase Agreements	—	125,000	—	125,000

Total	$9,714,718	$125,000	$—	$9,839,718

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK 98.0% Aerospace/Defense — 1.5%
Boeing Co.	42,715	$3,157,920
Raytheon Co.	64,266	3,269,211

		6,427,131

Agricultural Chemicals — 1.7%
Agrium, Inc.	38,900	3,588,914
Monsanto Co.	27,460	1,984,260
Potash Corp. of Saskatchewan, Inc.	31,700	1,868,081

		7,441,255

Applications Software — 1.4%
Microsoft Corp.	240,715	6,104,532

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.†	314,490	4,689,046

Auto-Heavy Duty Trucks — 0.9%
Navistar International Corp.†	56,200	3,896,346

Banks-Super Regional — 3.2%
Wells Fargo & Co.	449,730	14,256,441

Beverages-Non-Alcoholic — 1.8%
Cott Corp.†	334,800	2,812,320
PepsiCo, Inc.	80,910	5,211,413

		8,023,733

Coal — 1.9%
Peabody Energy Corp.	117,890	8,483,364

Commercial Services — 0.1%
Alliance Data Systems Corp.†	4,000	343,560

Commercial Services-Finance — 2.3%
Global Payments, Inc.	73,900	3,615,188
Western Union Co.	309,200	6,422,084

		10,037,272

Computer Services — 1.0%
iGate Corp.	93,200	1,749,364
International Business Machines Corp.	17,565	2,864,325

		4,613,689

Computers — 4.1%
Apple, Inc.†	31,760	11,066,772
Hewlett-Packard Co.	171,425	7,023,282

		18,090,054

Computers-Memory Devices — 2.3%
EMC Corp.†	301,805	8,012,923
NetApp, Inc.†	43,300	2,086,194

		10,099,117

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	109,715	6,758,444

Distribution/Wholesale — 1.1%
WESCO International, Inc.†	80,500	5,031,250

Diversified Banking Institutions — 5.6%
Bank of America Corp.	108,605	1,447,705
Citigroup, Inc.†	780,400	3,449,368
Goldman Sachs Group, Inc.	33,900	5,372,133
JPMorgan Chase & Co.	183,245	8,447,594
UBS AG†	326,710	5,897,116

		24,613,916

Diversified Manufacturing Operations — 4.0%
Cooper Industries PLC	48,600	3,154,140
General Electric Co.	370,200	7,422,510
Honeywell International, Inc.	117,755	7,031,151

		17,607,801

E-Commerce/Services — 1.0%
eBay, Inc.†	136,420	4,234,477

Electric-Integrated — 0.4%
NextEra Energy, Inc.	33,525	1,847,898

Electronic Parts Distribution — 0.6%
Arrow Electronics, Inc.†	63,300	2,651,004

Engineering/R&D Services — 0.8%
Fluor Corp.	47,155	3,473,437

Enterprise Software/Service — 2.6%
JDA Software Group, Inc.†	89,300	2,702,218
Oracle Corp.	264,135	8,814,185

		11,516,403

Financial Guarantee Insurance — 1.4%
Assured Guaranty, Ltd.	424,483	6,324,797

Gold Mining — 1.2%
Barrick Gold Corp.	102,470	5,319,218

Instruments-Scientific — 1.7%
Thermo Fisher Scientific, Inc.†	67,060	3,725,183
Waters Corp.†	41,000	3,562,900

		7,288,083

Insurance-Life/Health — 0.9%
Aflac, Inc.	74,000	3,905,720

Insurance-Multi-Line — 1.9%
Hartford Financial Services Group, Inc.	315,480	8,495,876

Investment Management/Advisor Services — 3.4%
Ameriprise Financial, Inc.	190,340	11,625,967
Waddell & Reed Financial, Inc., Class A	77,700	3,155,397

		14,781,364

Machinery-Construction & Mining — 0.8%
Joy Global, Inc.	33,900	3,349,659

Machinery-Pumps — 1.9%
Flowserve Corp.	63,991	8,242,041

Medical Instruments — 1.2%
St. Jude Medical, Inc.	106,930	5,481,232

Medical Products — 0.6%
Covidien PLC	49,400	2,565,836

Medical-Biomedical/Gene — 1.0%
Amgen, Inc.†	37,960	2,028,962
Gilead Sciences, Inc.†	57,100	2,423,324

		4,452,286

Medical-Drugs — 0.6%
Pfizer, Inc.	139,070	2,824,512

Medical-Generic Drugs — 1.7%
Teva Pharmaceutical Industries, Ltd. ADR	146,950	7,372,481

Medical-HMO — 1.5%
Humana, Inc.†	59,500	4,161,430
UnitedHealth Group, Inc.	56,925	2,573,010

		6,734,440

Metal Processors & Fabrication — 2.2%
Precision Castparts Corp.	64,570	9,503,413

Metal-Copper — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	91,415	5,078,103

Metal-Diversified — 1.1%
Rio Tinto PLC ADR	70,025	4,980,178

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	12,460	348,008

Networking Products — 1.7%
Cisco Systems, Inc.	440,045	7,546,772

Oil & Gas Drilling — 1.8%
Atwood Oceanics, Inc.†	59,658	2,769,921
Noble Corp.	109,725	5,005,654

		7,775,575

Oil Companies-Exploration & Production — 4.9%
Apache Corp.	43,945	5,753,280
EOG Resources, Inc.	25,700	3,045,707
Nexen, Inc.	108,335	2,699,708
Ultra Petroleum Corp.†	72,200	3,555,850
Whiting Petroleum Corp.†	90,000	6,610,500

		21,665,045

Oil Companies-Integrated — 3.8%
BP PLC ADR	98,960	4,368,094
Exxon Mobil Corp.	119,755	10,074,988
Petroleo Brasileiro SA ADR	59,115	2,390,020

		16,833,102

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	64,900	3,705,790

Retail-Apparel/Shoe — 0.9%
Buckle, Inc.	102,255	4,131,102

Retail-Building Products — 1.0%
Lowe’s Cos., Inc.	161,275	4,262,498

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A†	52,300	1,177,796

Retail-Major Department Stores — 2.4%
Nordstrom, Inc.	162,175	7,278,414
TJX Cos., Inc.	67,105	3,337,132

		10,615,546

Retail-Restaurants — 0.9%
McDonald’s Corp.	22,000	1,673,980
Starbucks Corp.	61,400	2,268,730

		3,942,710

Retail-Video Rentals — 0.1%
Coinstar, Inc.†	8,900	408,688

Schools — 2.6%
ITT Educational Services, Inc.†	135,462	9,773,583
Strayer Education, Inc.	11,700	1,526,733

		11,300,316

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	83,675	3,295,121

Semiconductor Equipment — 0.5%
ASML Holding NV†	48,700	2,167,150

Steel-Producers — 0.4%
Steel Dynamics, Inc.	100,400	1,884,508

Steel-Specialty — 0.3%
Allegheny Technologies, Inc.	21,900	1,483,068

Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	63,525	1,310,521
Finisar Corp.†	74,300	1,827,780
JDS Uniphase Corp.†	72,500	1,510,900

		4,649,201

Telephone-Integrated — 0.7%
AT&T, Inc.	100,340	3,070,404

Television — 1.4%
CBS Corp., Class B	241,490	6,046,910

Tobacco — 1.5%
Philip Morris International, Inc.	101,630	6,669,977

Transport-Services — 1.3%
United Parcel Service, Inc., Class B	80,165	5,957,863

Web Portals/ISP — 1.4%
Google, Inc., Class A†	10,835	6,351,585

Wire & Cable Products — 0.7%
Belden, Inc.	84,300	3,165,465

Wireless Equipment — 1.5%
QUALCOMM, Inc.	118,145	6,477,890

Total Common Stock (cost $359,397,684)		431,871,499

PREFERRED STOCK — 0.1%

Banks-Commercial — 0.1%
Itau Unibanco Holding SA ADR (cost $362,657)	14,800	355,940

U.S. CORPORATE BONDS & NOTES — 0.6%

Casino Services — 0.6%
International Game Technology Senior Notes 3.25% due 05/01/14 (cost $2,705,331)	$2,364,000	2,712,690

Total Long-Term Investment Securities (cost $362,465,672)		434,940,129

REPURCHASE AGREEMENTS—1.5%
Bank of America Joint Repurchase Agreement(1)	5,335,000	5,335,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,315,000	1,315,000

Total Repurchase Agreements (cost $6,650,000)		6,650,000

Total Investments (cost $369,115,672) (2)	100.2%	441,590,129
Liabilities in excess of other assets	(0.2)	(1,009,017)

NET ASSETS	100.0%	$440,581,112

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$24,613,916	$—	$—	$24,613,916
Other Industries*	407,257,583	—	—	407,257,583
Preferred Stock	355,940	—	—	355,940
U.S. Corporate Bonds & Notes	—	2,712,690	—	2,712,690
Repurchase Agreements	—	6,650,000	—	6,650,000

Total	$432,227,439	$9,362,690	$—	$441,590,129

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK 100.5% Aerospace/Defense — 0.9%
BAE Systems PLC	2,263,568	$11,797,814

Agricultural Chemicals — 2.7%
CF Industries Holdings, Inc.	93,700	12,817,223
Mosaic Co.	275,900	21,727,125

		34,544,348

Apparel Manufacturers — 3.5%
Coach, Inc.	236,950	12,330,878
Hanesbrands, Inc.†	666,500	18,022,160
Under Armour, Inc., Class A†	198,092	13,480,161

		43,833,199

Applications Software — 1.0%
Citrix Systems, Inc.†	175,500	12,892,230

Auto-Cars/Light Trucks — 0.4%
Fiat SpA	476,239	4,312,775

Auto-Heavy Duty Trucks — 1.2%
Navistar International Corp.†	223,470	15,493,175

Auto/Truck Parts & Equipment-Original — 1.0%
Johnson Controls, Inc.	312,700	12,998,939

Coal — 2.6%
Consol Energy, Inc.	240,000	12,871,200
Peabody Energy Corp.	180,200	12,967,192
Vallar PLC†	332,222	6,688,526

		32,526,918

Coffee — 3.4%
Green Mountain Coffee Roasters, Inc.†	670,330	43,310,021

Commercial Services — 0.5%
Weight Watchers International, Inc.	89,900	6,301,990

Commercial Services-Finance — 1.0%
Western Union Co.	628,200	13,047,714

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A†	146,100	11,892,540

Computers — 5.0%
Apple, Inc.†	181,600	63,278,520

Computers-Integrated Systems — 1.1%
Teradata Corp.†	264,300	13,400,010

Computers-Memory Devices — 2.5%
EMC Corp.†	1,203,866	31,962,642

Diagnostic Equipment — 1.1%
Gen-Probe, Inc.†	206,500	13,701,275

Diversified Manufacturing Operations — 1.0%
Ingersoll-Rand PLC	259,300	12,526,783

Diversified Minerals — 0.3%
Teck Cominco, Ltd., Class B	68,800	3,647,776

E-Commerce/Services — 4.0%
eBay, Inc.†	703,990	21,851,849
NetFlix, Inc.†	58,300	13,836,339
priceline.com, Inc.†	28,490	14,428,476

		50,116,664

Electronic Components-Misc. — 2.4%
Gentex Corp.	520,800	15,754,200
Jabil Circuit, Inc.	673,600	13,761,648

		29,515,848

Electronic Components-Semiconductors — 6.0%
Broadcom Corp., Class A†	502,200	19,776,636
Cavium Networks, Inc.†	287,300	12,908,389
Cree, Inc.†	87,700	4,048,232
NVIDIA Corp.†	678,300	12,521,418
Skyworks Solutions, Inc.†	811,270	26,301,373

		75,556,048

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.†	304,700	13,644,466

Engineering/R&D Services — 1.1%
Foster Wheeler AG†	364,300	13,704,966

Enterprise Software/Service — 2.6%
Concur Technologies, Inc.†	216,800	12,021,560
Oracle Corp.	630,600	21,043,122

		33,064,682

Food-Retail — 1.1%
Whole Foods Market, Inc.	203,744	13,426,730

Home Furnishings — 1.4%
Tempur-Pedic International, Inc.†	339,597	17,203,984

Human Resources — 0.9%
Manpower, Inc.	183,400	11,532,192

Instruments-Scientific — 1.9%
Thermo Fisher Scientific, Inc.†	215,500	11,971,025
Waters Corp.†	143,700	12,487,530

		24,458,555

Internet Infrastructure Software — 0.9%
Akamai Technologies, Inc.†	307,400	11,681,200

Investment Management/Advisor Services — 2.1%
BlackRock, Inc.	65,400	13,146,054
Invesco, Ltd.	496,150	12,681,594

		25,827,648

Leisure Products — 0.8%
Brunswick Corp.	381,469	9,700,757

Machinery-General Industrial — 0.9%
FLSmidth & Co. A/S†	136,917	11,663,917

Medical Instruments — 3.0%
Edwards Lifesciences Corp.†	263,600	22,933,200
St. Jude Medical, Inc.	298,800	15,316,488

		38,249,688

Medical-Biomedical/Gene — 1.3%
Amylin Pharmaceuticals, Inc.†	226,100	2,570,757
Celgene Corp.†	241,300	13,881,989
Sequenom, Inc.†	64,717	409,659

		16,862,405

Medical-Drugs — 1.0%
Auxilium Pharmaceuticals, Inc.†	394,600	8,472,062
Salix Pharmaceuticals, Ltd.†	131,200	4,595,936

		13,067,998

Medical-Generic Drugs — 0.7%
Watson Pharmaceuticals, Inc.†	162,900	9,124,029

Medical-HMO — 2.9%
Aetna, Inc.	253,180	9,476,527
CIGNA Corp.	223,400	9,892,152
UnitedHealth Group, Inc.	379,330	17,145,716

		36,514,395

Medical-Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	309,000	12,709,170

Motion Pictures & Services — 0.5%
DreamWorks Animation SKG, Inc., Class A†	224,320	6,265,258

Multimedia — 1.0%
Walt Disney Co.	303,800	13,090,742

Networking Products — 3.3%
Acme Packet, Inc.†	251,000	17,810,960
Polycom, Inc.†	466,825	24,204,876

		42,015,836

Oil Companies-Exploration & Production — 5.1%
Apache Corp.	98,600	12,908,712
Chesapeake Energy Corp.	354,800	11,892,896
EOG Resources, Inc.	107,600	12,751,676
Gazprom OAO ADR	393,038	12,710,849
Occidental Petroleum Corp.	128,100	13,385,169

		63,649,302

Pharmacy Services — 2.1%
Express Scripts, Inc.†	210,000	11,678,100
SXC Health Solutions Corp.†	268,030	14,688,044

		26,366,144

Rental Auto/Equipment — 1.1%
Localiza Rent a Car SA	872,200	13,996,656

Research & Development — 1.0%
Pharmaceutical Product Development, Inc.	459,030	12,719,721

Retail-Apparel/Shoe — 1.0%
Ross Stores, Inc.	174,800	12,431,776

Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	196,800	12,914,016

Retail-Building Products — 1.5%
Home Depot, Inc.	163,800	6,070,428
Lowe’s Cos., Inc.	480,500	12,699,615

		18,770,043

Retail-Discount — 1.1%
Big Lots, Inc.†	320,600	13,923,658

Retail-Jewelry — 0.8%
Pandora A/S	201,843	10,300,853

Retail-Sporting Goods — 1.0%
Dick’s Sporting Goods, Inc.†	302,037	12,075,439

Semiconductor Components-Integrated Circuits — 1.3%
Cypress Semiconductor Corp.†	222,010	4,302,554
NXP Semiconductor NV†	398,100	11,929,066

		16,231,620

Specified Purpose Acquisitions — 0.7%
Justice Holdings, Ltd.†	571,600	9,054,982

Telecommunication Equipment — 1.4%
ADTRAN, Inc.	421,900	17,913,874

Transport-Services — 1.9%
Expeditors International of Washington, Inc.	237,080	11,887,191
FedEx Corp.	132,700	12,414,085

		24,301,276

Transport-Truck — 1.0%
Swift Transporation Co.†	811,571	11,930,094

Web Portals/ISP — 2.3%
Google, Inc., Class A†	49,200	28,841,532

Wireless Equipment — 2.8%
HTC Corp.	565,000	22,095,455
QUALCOMM, Inc.	227,300	12,462,859

		34,558,314

X-Ray Equipment — 1.3%
Hologic, Inc.†	746,220	16,566,084

Total Long-Term Investment Securities (cost $966,019,010)		1,267,011,231

REPURCHASE AGREEMENTS —0.1%
Bank of America Joint Repurchase Agreement(1)	$670,000	670,000
UBS Securities LLC Joint Repurchase Agreement(1)	170,000	170,000

Total Repurchase Agreements (cost $840,000)		840,000

Total Investments (cost $966,859,010) (2)	100.6%	1,267,851,231
Liabilities in excess of other assets	(0.6)	(7,867,834)

NET ASSETS	100.0%	$1,259,983,397

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$63,278,520	$—	$—	$63,278,520
Electronic Components-Semiconductors	75,556,048	—	—	75,556,048
Oil Companies — Exploration & Production	63,649,302	—	—	63,649,302
Other Industries*	1,064,527,361	—	—	1,064,527,361
Repurchase Agreements	—	840,000	—	840,000

Total	$1,267,011,231	$840,000	$—	$1,267,851,231

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 94.7%
Building Products-Cement — 1.6%
CRH PLC	239,097	$5,489,340

Chemicals-Diversified — 1.4%
Sumitomo Chemical Co., Ltd.	978,000	4,879,418

Coal — 6.7%
Bumi Resources Tbk PT	13,840,000	5,324,605
China Shenhua Energy Co., Ltd.	812,000	3,831,100
Consol Energy, Inc.	172,140	9,231,868
Mongolian Mining Corp.†	3,634,500	4,644,430

		23,032,003

Diversified Minerals — 8.9%
Anglo American PLC	230,240	11,845,081
BHP Billiton PLC	328,960	12,981,847
Lundin Mining Corp.†	724,600	6,016,534

		30,843,462

Gas-Distribution — 1.0%
Beijing Enterprises Holdings, Ltd.	623,000	3,564,096

Gold Mining — 5.7%
AngloGold Ashanti, Ltd. ADR	76,477	3,667,072
Cia de Minas Buenaventura SA ADR	100,700	4,327,079
Gold Fields, Ltd.	187,639	3,285,416
Kinross Gold Corp.	545,990	8,599,343

		19,878,910

Metal-Aluminum — 2.3%
Alumina, Ltd.	3,067,346	7,804,863

Metal-Copper — 3.5%
First Quantum Minerals, Ltd.	58,800	7,606,700
Kazakhmys PLC	197,785	4,422,974

		12,029,674

Metal-Diversified — 3.2%
Vedanta Resources PLC	290,949	11,103,748

Non-Ferrous Metals — 1.3%
Cameco Corp.	147,000	4,415,880

Oil & Gas Drilling — 1.4%
Transocean, Ltd.†	62,000	4,832,900

Oil Companies-Exploration & Production — 23.5%
Canadian Natural Resources, Ltd.	218,100	10,784,646
Chesapeake Energy Corp.	318,760	10,684,835
Encana Corp.	192,922	6,672,176
EOG Resources, Inc.	124,780	14,787,678
Gazprom OAO ADR (OTC US)	62,164	2,010,384
Gazprom OAO ADR (London)	170,750	5,527,177
KazMunaiGas Exploration Production GDR	157,623	3,546,517
Oil Search, Ltd.	667,619	4,916,727
Pioneer Natural Resources Co.	46,100	4,698,512
Southwestern Energy Co.†	226,000	9,711,220
Ultra Petroleum Corp.†	160,860	7,922,355

		81,262,227

Oil Companies-Integrated — 22.5%
BG Group PLC	588,341	14,638,588
BP PLC ADR	204,040	9,006,326
ENI SpA ADR	267,830	13,158,488
Exxon Mobil Corp.	68,714	5,780,909
Imperial Oil, Ltd.	124,400	6,353,108
PetroChina Co., Ltd. ADR	28,550	4,346,737
Petroleo Brasileiro SA ADR	211,230	8,540,029
Sasol, Ltd. ADR	76,960	4,459,832
Statoil ASA ADR	162,120	4,480,997
Suncor Energy, Inc.	160,172	7,183,371

		77,948,385

Oil Refining & Marketing — 4.9%
Reliance Industries, Ltd. GDR (London)*	79,723	3,780,464
Reliance Industries, Ltd. GDR (OTC US)*	173,628	8,233,440
Tesoro Corp.†	180,100	4,832,083

		16,845,987

Platinum — 2.5%
Anglo Platinum, Ltd.	83,026	8,554,194

Steel-Producers — 3.4%
ArcelorMittal	179,550	6,490,733
Sumitomo Metal Industries, Ltd.	2,371,000	5,301,827

		11,792,560

Transport-Marine — 0.9%
Tidewater, Inc.	54,400	3,255,840

Total Common Stock
(cost $265,829,569)		327,533,487

EQUITY CERTIFICATES — 1.3%
Diversified Minerals — 1.3%
Morgan Stanley — NMDC, Ltd.†*(2)(3)
(cost $4,559,621)	687,833	4,388,816

PREFERRED STOCK — 2.2%
Diversified Minerals — 2.2%
Vale SA ADR (cost $3,103,312)	262,740	7,756,085

Total Long-Term Investment Securities
(cost $273,492,502)		339,678,388

REPURCHASE AGREEMENTS — 2.1%
Bank of America Securities Joint Repurchase Agreement(1)	$5,685,000	5,685,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,400,000	1,400,000

Total Repurchase Agreements
(cost $7,085,000)		7,085,000

Total Investments
(cost $280,577,502)(4)	100.3%	346,763,388
Liabilities in excess of other assets	(0.3)	(986,067)

NET ASSETS	100.0%	$345,777,321

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2011, the aggregate value of these securities was $16,402,720 representing 4.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	Illiquid security. At March 31, 2011, the aggregate value of these securities was $4,388,816 representing 1.3% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2011, the Natural Resources Portfolio held the following restricted securities:

						Value as
			Acquisition		Value Per	a % of
Name	Acquisition Date	Shares	Cost	Value	Share	Net Assets
Morgan Stanley — NMDC, Ltd.
Equity Certificates	03/23/10	262,333	$1,735,910
	03/30/10	255,300	1,689,856
	03/31/10	170,200	1,133,855

		687,833	$4,559,621	$4,388,816	$6.38	1.27%

(4)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Coal	$23,032,003	$—	$—	$23,032,003
Diversified Minerals	30,843,462	—	—	30,843,462
Gold Mining	19,878,910	—	—	19,878,910
Oil Companies — Exploration & Production	81,262,227	—	—	81,262,227
Oil Companies — Integrated	77,948,385	—	—	77,948,385
Other Industries*	94,568,500	—	—	94,568,500
Equity Certificates	4,388,816	—	—	4,388,816
Preferred Stock	7,756,085	—	—	7,756,085
Repurchase Agreements	—	7,085,000	—	7,085,000

Total	$339,678,388	$7,085,000	$—	$346,763,388

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 62.3%
Aerospace/Defense — 0.9%
Boeing Co.	1,750	$129,377
Raytheon Co.	2,480	126,158

		255,535

Agricultural Chemicals — 0.9%
Agrium, Inc.	1,000	92,260
Monsanto Co.	1,110	80,209
Potash Corp. of Saskatchewan, Inc.	1,300	76,609

		249,078

Applications Software — 1.1%
Microsoft Corp.	11,740	297,726

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.†	20,550	306,401

Banks-Super Regional — 2.0%
Wells Fargo & Co.	16,755	531,133

Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	4,785	308,202

Coal — 1.0%
Alpha Natural Resources, Inc.†	900	53,433
Peabody Energy Corp.	3,040	218,758

		272,191

Commercial Services-Finance — 0.4%
Western Union Co.	4,600	95,542

Computer Services — 0.9%
International Business Machines Corp.	1,465	238,898

Computers — 2.8%
Apple, Inc.†	1,220	425,109
Hewlett-Packard Co.	6,000	245,820
Research In Motion, Ltd.†	1,400	79,198

		750,127

Computers-Memory Devices — 1.8%
EMC Corp.†	17,870	474,449

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	6,010	370,216

Distribution/Wholesale — 0.5%
WESCO International, Inc.†	2,200	137,500

Diversified Banking Institutions — 3.6%
Bank of America Corp.	4,415	58,852
Citigroup, Inc.†	26,300	116,246
Goldman Sachs Group, Inc.	1,440	228,197
JPMorgan Chase & Co.	7,460	343,906
UBS AG†	12,420	224,181

		971,382

Diversified Manufacturing Operations — 2.9%
Dover Corp.	1,650	108,471
General Electric Co.	15,555	311,878
Honeywell International, Inc.	6,250	373,187

		793,536

E-Commerce/Services — 0.7%
eBay, Inc.†	6,020	186,861

Electric-Integrated — 0.7%
American Electric Power Co., Inc.	2,000	70,280
NextEra Energy, Inc.	1,995	109,964

		180,244

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	1,500	62,820

Engineering/R&D Services — 0.6%
Fluor Corp.	2,035	149,898

Enterprise Software/Service — 1.4%
Oracle Corp.	11,620	387,759

Financial Guarantee Insurance — 0.7%
Assured Guaranty, Ltd.	13,100	195,190

Food-Misc. — 0.3%
H.J. Heinz Co.	1,475	72,010

Gold Mining — 0.6%
Barrick Gold Corp.	3,305	171,563

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	2,870	159,429

Insurance-Life/Health — 0.5%
Aflac, Inc.	2,400	126,672

Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc.	5,565	149,865

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	7,000	427,560

Machinery-Farming — 0.5%
Deere & Co.	1,500	145,335

Machinery-Pumps — 1.2%
Flowserve Corp.	2,460	316,848

Medical Instruments — 0.7%
Medtronic, Inc.	2,300	90,505
St. Jude Medical, Inc.	1,790	91,755

		182,260

Medical Products — 0.4%
Covidien PLC	2,100	109,074

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.†	1,540	82,313
Gilead Sciences, Inc.†	1,900	80,636

		162,949

Medical-Drugs — 1.2%
AstraZeneca PLC ADR	2,290	105,615
Pfizer, Inc.	10,792	219,185

		324,800

Medical-Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	5,340	267,908

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	4,830	218,316

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	2,370	348,817

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	2,475	137,486

Metal-Diversified — 0.8%
Rio Tinto PLC ADR	2,920	207,670

Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	500	49,140

Networking Products — 1.0%
Cisco Systems, Inc.	16,170	277,316

Oil & Gas Drilling — 0.8%
Noble Corp.	4,830	220,345

Oil Companies-Exploration & Production — 2.4%
Apache Corp.	645	84,443
EOG Resources, Inc.	1,000	118,510
Nexen, Inc.	8,105	201,977
Ultra Petroleum Corp.†	2,270	111,797

Whiting Petroleum Corp.†	1,700	124,865

		641,592

Oil Companies-Integrated — 4.4%
BP PLC ADR	6,440	284,262
Exxon Mobil Corp.	8,560	720,153
Petroleo Brasileiro SA ADR	4,640	187,595

		1,192,010

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	700	39,970

Retail-Building Products — 1.0%
Lowe’s Cos., Inc.	10,530	278,308

Retail-Discount — 0.5%
Wal-Mart Stores, Inc.	2,400	124,920

Retail-Drug Store — 0.3%
CVS Caremark Corp.	2,550	87,516

Retail-Major Department Stores — 1.5%
Nordstrom, Inc.	5,490	246,391
TJX Cos., Inc.	3,340	166,098

		412,489

Retail-Restaurants — 0.9%
McDonald’s Corp.	2,005	152,560
Starbucks Corp.	2,400	88,680

		241,240

Retail-Video Rentals — 0.1%
Coinstar, Inc.†	400	18,368

Schools — 1.2%
ITT Educational Services, Inc.†	4,330	312,410

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	3,515	138,421

Semiconductor Equipment — 0.3%
ASML Holding NV	1,900	84,550

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	1,000	67,720

Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	8,935	184,329
JDS Uniphase Corp.†	2,700	56,268

		240,597

Telephone-Integrated — 0.8%
AT&T, Inc.	6,880	210,528

Television — 0.9%
CBS Corp., Class B	10,255	256,785

Tobacco — 1.0%
Philip Morris International, Inc.	4,235	277,943

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	3,475	258,262

Web Portals/ISP — 1.3%
Google, Inc., Class A†	615	360,519

Wireless Equipment — 1.1%
QUALCOMM, Inc.	5,345	293,066

Total Common Stock
(cost $13,919,299)		16,827,265

PREFERRED STOCK — 0.2%
Banks-Commercial — 0.2%
Itau Unibanco Holding SA ADR (cost $42,139)	2,060	49,543

U.S. CORPORATE BONDS & NOTES — 6.0%
Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 04/19/22	$28,939	29,662
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	54,082
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	25,960	28,166

		111,910

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	52,036

Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	33,602

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	51,108

Data Processing/Management — 0.1%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	28,000	30,063

Diversified Banking Institutions — 1.7%
Citigroup, Inc. FDIC Guar. Notes 2.88% due 12/09/11	200,000	203,573
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	105,381
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	38,669
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	105,420

		453,043

Diversified Financial Services — 0.9%
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	200,000	203,567
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	37,188

		240,755

Diversified Manufacturing Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	50,000	53,199

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	35,000	38,905

Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	10,982

		49,887

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	10,780

Insurance-Mutual — 0.3%
Liberty Mutual Insurance Co. Senior Sub. Notes 7.88% due 10/15/26*	75,000	81,443

Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	50,000	63,000

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	16,990

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	25,721

Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	26,519
HCP, Inc. Senior Notes 6.00% due 01/30/17	15,000	16,195
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	43,976
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	11,279
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	17,116
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	62,154

		177,239

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	41,177
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	10,694
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,896
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	20,933

		77,700

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	78,640	88,356

Total U.S. Corporate Bonds & Notes
(cost $1,530,407)		1,616,832

FOREIGN CORPORATE BONDS & NOTES — 0.1%
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,898)	40,000	42,540

U.S. GOVERNMENT AGENCIES — 17.0%
Federal Home Loan Mtg. Corp. — 6.1%
4.00% due 12/01/40	267,917	263,613
4.50% due 02/01/39	706,790	719,510
4.50% due April TBA	60,000	60,956
5.00% due 05/01/38	135,784	142,577
5.00% due April TBA	120,000	125,231
5.50% due 01/01/38	307,537	328,772

		1,640,659

Federal National Mtg. Assoc. — 7.4%
4.50% due April TBA	1,020,000	1,038,009
5.00% due 03/01/19	223,067	238,697
5.00% due 04/01/19	47,917	51,334
5.00% due April TBA	390,000	407,977
6.00% due April TBA	250,000	271,875

		2,007,892

Government National Mtg. Assoc. — 3.3%
5.00% due 11/15/34	123,656	131,999
5.00% due 11/15/35	215,338	229,503
5.50% due 04/15/34	110,809	120,724
6.00% due 10/15/32	20,643	22,841
6.50% due 08/15/23	678	769
6.50% due 09/15/23	10,760	12,207
6.50% due 10/15/23	1,266	1,436
6.50% due 11/15/23	79,828	90,557
6.50% due 12/15/23	92,289	104,691
6.50% due 09/15/28	5,444	6,183
6.50% due 11/15/28	15,560	17,622
6.50% due 10/15/31	3,143	3,559
6.50% due 02/15/35	66,599	74,310
7.00% due 01/15/33	10,071	11,641
7.00% due 05/15/33	60,736	69,996

		898,038

Sovereign Agency — 0.2%
Financing Corp. STRIPS
Series 12
zero coupon due 12/06/13	25,000	23,971
Financing Corp. STRIPS
Series 13
zero coupon due 12/27/13	25,000	23,936

		47,907

Total U.S. Government Agencies
(cost $4,469,892)		4,594,496

U.S. GOVERNMENT TREASURIES — 8.6%
United States Treasury Bonds — 1.4%
4.38% due 11/15/39	130,000	127,177
4.38% due 05/15/40	40,000	39,106
4.63% due 02/15/40	210,000	214,135

		380,418

United States Treasury Notes — 7.2%
1.25% due 10/31/15	300,000	289,477
2.50% due 03/31/15	175,000	179,991
3.13% due 09/30/13	550,000	578,531

3.50% due 05/15/20	60,000	60,811
3.63% due 02/15/20	300,000	308,156
3.88% due 05/15/18	300,000	318,984
4.63% due 02/15/17	175,000	195,057

		1,931,007

Total U.S. Government Treasuries
(cost $2,316,969)		2,311,425

MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds & Notes — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	65,547
Oregon School Boards Association 4.76% due 06/30/28	55,000	49,231

Total Municipal Bonds & Notes
(cost $119,871)		114,778

Total Long-Term Investment Securities
(cost $22,438,475)		25,556,879

REPURCHASE AGREEMENTS — 4.9%
Bank of America Securities Joint Repurchase Agreement(1)	1,055,000	1,055,000
UBS Securities LLC Joint Repurchase Agreement(1)	265,000	265,000

Total Repurchase Agreements
(cost $1,320,000)		1,320,000

Total Investments
(cost $23,758,475)(2)	99.5%	26,876,879
Other assets less liabilities	0.5	132,471

NET ASSETS	100.0%	$27,009,350

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2011, the aggregate value of these securities was $134,642 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

FDIC — Federal Deposit Insurance Corp.

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	March 31, 2011	(Depreciation)

20	Short	S&P 500 E-Mini Index	June 2011	$1,276,965	$1,321,000	$(44,035)
6	Long	U.S. Treasury 5 Year Note	June 2011	704,281	700,734	(3,547)
2	Long	U.S. Treasury 10 Year Note	June 2011	239,391	238,063	(1,328)

						$(48,910)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$16,827,265	$—	$—	$16,827,265
Preferred Stock	49,543	—	—	49,543
U.S. Corporate Bonds & Notes	—	1,559,004	57,828	1,616,832
Foreign Corporate Bonds & Notes	—	42,540	—	42,540
U.S. Government Agencies	—	4,594,496	—	4,594,496
U.S. Government Treasuries	—	2,311,425	—	2,311,425
Municipal Bonds & Notes	—	114,778	—	114,778
Repurchase Agreements	—	1,320,000	—	1,320,000

Total	$16,876,808	$9,942,243	$57,828	$26,876,879

Liabilities
Other Financial Instruments:+
Open Futures Contracts — Depreciation	$48,910	$—	$—	$48,910

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 12/31/2010	$59,733
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	(1,316)
Net purchases	—
Net sales	(589)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/2011	$57,828

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at March 31, 2011 includes:

U.S. Corporate Bonds & Notes
$(1,316)

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2011 — (unaudited)

	Shares/ Principal	Value
Security Description	Amount (5)	(Note 1)

COMMON STOCK-66.1% Aerospace/Defense — 0.7%
BAE Systems PLC	7,829	$40,805
Northrop Grumman Corp.	2,000	125,420

		166,225

Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	227	31,051
Mosaic Co.	817	64,339
Potash Corp. of Saskatchewan, Inc.	2,780	163,825

		259,215

Airlines — 0.2%
United Continental Holdings, Inc.†	1,935	44,486

Apparel Manufacturers — 0.6%
Coach, Inc.	1,169	60,835
Hanesbrands, Inc.†	1,798	48,618
Under Armour, Inc., Class A†	525	35,726

		145,179

Applications Software — 0.4%
Citrix Systems, Inc.†	272	19,981
Salesforce.com, Inc.†	650	86,827

		106,808

Auto-Cars/Light Trucks — 1.7%
Nissan Motor Co., Ltd.	19,200	170,349
Peugeot SA†	2,507	99,055
Volvo AB, Class B	9,017	158,571

		427,975

Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp.†	620	42,985

Auto/Truck Parts & Equipment-Original — 0.6%
Denso Corp.	3,200	106,179
Johnson Controls, Inc.	1,345	55,912

		162,091

Banks-Commercial — 0.2%
Banco Santander Brasil SA ADR	3,700	45,362

Banks-Super Regional — 1.2%
Wells Fargo & Co.	9,400	297,980

Beverages-Non-Alcoholic — 0.8%
PepsiCo, Inc.	3,100	199,671

Beverages-Wine/Spirits — 0.5%
Pernod-Ricard SA	1,399	130,657

Building & Construction Products-Misc. — 0.6%
JS Group Corp.	3,300	85,694
Louisiana-Pacific Corp.†	6,200	65,100

		150,794

Building Products-Cement — 0.8%
CRH PLC (London)	9,084	208,556

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,900	33,785
Toll Brothers, Inc.†	1,700	33,609

		67,394

Cellular Telecom — 1.6%
America Movil SAB de CV, Series L ADR	2,700	156,870
Vodafone Group PLC	90,225	255,464

		412,334

Chemicals-Diversified — 0.0%
Shin-Etsu Chemical Co., Ltd.	200	9,942

Coal — 1.7%
China Shenhua Energy Co., Ltd.	37,000	174,570
Consol Energy, Inc.	3,853	206,636
Peabody Energy Corp.	547	39,362

		420,568

Coffee — 0.5%
Green Mountain Coffee Roasters, Inc.†	2,172	140,333

Commercial Services — 0.5%
SGS SA	70	124,605

Commercial Services-Finance — 0.3%
SEI Investments Co.	1,900	45,372
Western Union Co.	1,913	39,733

		85,105

Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	825	67,155
International Business Machines Corp.	890	145,132

		212,287

Computers — 1.8%
Apple, Inc.†	1,347	469,362

Computers-Integrated Systems — 0.2%
Teradata Corp.†	894	45,326

Computers-Memory Devices — 0.9%
EMC Corp.†	8,588	228,011

Cosmetics & Toiletries — 0.5%
Beiersdorf AG	1,885	115,045

Cruise Lines — 0.2%
Carnival Corp.	1,600	61,376

Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	558	37,023

Distribution/Wholesale — 0.4%
WW Grainger, Inc.	750	103,260

Diversified Banking Institutions — 2.5%
Bank of America Corp.	6,600	87,978
BNP Paribas	920	67,290
Credit Suisse Group AG	3,098	131,644
Mitsubishi UFJ Financial Group, Inc.	3,700	17,081
UBS AG†	18,300	328,344

		632,337

Diversified Manufacturing Operations — 1.4%
General Electric Co.	13,900	278,695
Ingersoll-Rand PLC	1,346	65,025

		343,720

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	815	146,806

E-Commerce/Services — 0.7%
eBay, Inc.†	2,469	76,638
NetFlix, Inc.†	170	40,346
priceline.com, Inc.†	118	59,760

		176,744

Electric Products-Misc. — 0.6%
Mitsubishi Electric Corp.	13,000	153,474

Electric-Integrated — 0.4%
Northeast Utilities	3,100	107,260

Electronic Components-Misc. — 0.4%
Gentex Corp.	1,453	43,953
Jabil Circuit, Inc.	2,465	50,360

		94,313

Electronic Components-Semiconductors — 1.3%
Altera Corp.	1,125	49,522
Broadcom Corp., Class A†	1,874	73,798
NVIDIA Corp.†	1,736	32,047
Skyworks Solutions, Inc.†	2,661	86,270
Xilinx, Inc.	2,550	83,640

		325,277

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	1,161	51,990

Engineering/R&D Services — 0.2%
Foster Wheeler AG†	1,070	40,253

Enterprise Software/Service — 2.7%
Concur Technologies, Inc.†	856	47,465
Informatica Corp.†	1,500	78,345
Oracle Corp.	10,831	361,431
SAP AG	3,208	196,403

		683,644

Finance-Consumer Loans — 0.1%
Promise Co., Ltd.†	3,500	24,531

Finance-Investment Banker/Broker — 0.1%
CETIP SA — Balcao Organizado de Ativos e Derivativos	1,800	29,768

Food-Misc. — 0.7%
Danone	2,626	171,546

Food-Retail — 0.2%
Whole Foods Market, Inc.	637	41,978

Gas-Distribution — 0.7%
National Grid PLC	18,757	178,734

Gas-Transportation — 0.4%
Snam Rete Gas SpA	19,187	107,843

Home Furnishings — 0.2%
Tempur-Pedic International, Inc.†	989	50,103

Hotels/Motels — 0.6%
Accor SA	2,132	95,796
Shangri-La Asia, Ltd.	26,944	68,862

		164,658

Human Resources — 0.5%
Capita Group PLC	5,627	67,069
Manpower, Inc.	880	55,335

		122,404

Industrial Automated/Robotic — 0.6%
FANUC Corp.	1,000	151,359

Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	912	50,662

Insurance-Life/Health — 0.2%
Sony Financial Holdings, Inc.	2,400	47,608

Insurance-Multi-Line — 0.3%
ING Groep NV†	5,075	64,234

Insurance-Property/Casualty — 0.1%
Tokio Marine Holdings, Inc.	800	21,390

Insurance-Reinsurance — 0.4%
Swiss Reinsurance Co., Ltd.†	1,775	101,553

Internet Application Software — 0.4%
Tencent Holdings, Ltd.	4,400	107,249

Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	2,651	100,738

Investment Management/Advisor Services — 1.4%
BlackRock, Inc.	1,355	272,369
Invesco, Ltd.	3,349	85,600

		357,969

Leisure Products — 0.2%
WMS Industries, Inc.†	1,200	42,420

Machinery-Construction & Mining — 0.6%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.†	60,300	154,732

Machinery-General Industrial — 0.5%
FLSmidth & Co. A/S	533	45,406
Kone Oyj, Class B	1,411	81,187

		126,593

Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	889	77,343
St. Jude Medical, Inc.	806	41,316

		118,659

Medical-Biomedical/Gene — 0.6%
Celgene Corp.†	2,736	157,402

Medical-Drugs — 0.9%
Auxilium Pharmaceuticals, Inc.†	1,191	25,571
Pfizer, Inc.	9,600	194,976

		220,547

Medical-Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	2,700	135,459
Watson Pharmaceuticals, Inc.†	818	45,816

		181,275

Medical-HMO — 1.7%
Aetna, Inc.	1,175	43,980
UnitedHealth Group, Inc.	6,393	288,964
WellPoint, Inc.	1,600	111,664

		444,608

Metal Processors & Fabrication — 1.4%
Assa Abloy AB, Class B	7,051	202,753
Precision Castparts Corp.	1,000	147,180

		349,933

Metal-Diversified — 0.8%
Rio Tinto PLC	2,882	202,454

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	1,096	30,611

Multimedia — 0.1%
WPP PLC	1,575	19,417

Networking Products — 0.6%
Acme Packet, Inc.†	1,036	73,514
Polycom, Inc.†	1,662	86,175

		159,689

Oil & Gas Drilling — 0.4%
Ensco PLC ADR	1,600	92,544

Oil Companies-Exploration & Production — 3.6%
Anadarko Petroleum Corp.	2,400	196,608
Apache Corp.	401	52,499
Canadian Natural Resources, Ltd.	4,200	207,682
Chesapeake Energy Corp.	5,611	188,081
EOG Resources, Inc.	415	49,181
Gazprom OAO ADR	6,455	208,755

		902,806

Oil Companies-Integrated — 1.6%
BG Group PLC	5,650	140,579
Lukoil OAO ADR	1,702	121,506
Suncor Energy, Inc.	3,100	139,028

		401,113

Pharmacy Services — 0.5%
Express Scripts, Inc.†	786	43,710
SXC Health Solutions Corp.†	1,343	73,596

		117,306

Platinum — 0.5%
Impala Platinum Holdings, Ltd.	4,751	137,466

Power Converter/Supply Equipment — 1.0%
Delta Electronics, Inc.	15,000	59,426
Schneider Electric SA	1,212	207,148

		266,574

Real Estate Investment Trusts — 1.1%
Plum Creek Timber Co., Inc.	3,200	139,552
Unibail-Rodamco SE	691	149,684

		289,236

Real Estate Operations & Development — 1.2%
Hang Lung Properties, Ltd.	20,000	87,291
Mitsui Fudosan Co., Ltd.	4,000	66,026
PDG Realty SA Empreendimentos e Participacoes	29,400	164,949

		318,266

Rental Auto/Equipment — 0.2%
Localiza Rent a Car SA	2,572	41,274

Research & Development — 0.2%
Pharmaceutical Product Development, Inc.	1,547	42,867

Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	831	59,101
Urban Outfitters, Inc.†	1,100	32,813

		91,914

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	587	38,519

Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	7,063	186,675

Retail-Discount — 0.2%
Big Lots, Inc.†	1,074	46,644

Retail-Jewelry — 0.1%
Pandora A/S	740	37,765

Retail-Office Supplies — 0.4%
Staples, Inc.	5,600	108,752

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	1,320	52,774

Schools — 0.4%
New Oriental Education & Technology Group ADR†	410	41,029
Strayer Education, Inc.	450	58,720

		99,749

Semiconductor Components-Integrated Circuits — 2.0%
Analog Devices, Inc.	4,500	177,210
Maxim Integrated Products, Inc.	5,500	140,800
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,000	182,700

		500,710

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.†	333	13,820

Steel Pipe & Tube — 0.8%
Vallourec SA	1,862	208,889

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	1,361	57,788

Telephone-Integrated — 0.4%
AT&T, Inc.	3,500	107,100

Tobacco — 0.8%
Imperial Tobacco Group PLC	6,707	207,333

Transport-Marine — 0.4%
Frontline, Ltd.	1,806	44,936
Mitsui O.S.K. Lines, Ltd.	11,000	63,344

		108,280

Transport-Services — 0.5%
FedEx Corp.	550	51,453
Kuehne & Nagel International AG	518	72,469

		123,922

Web Portals/ISP — 0.9%
Google, Inc., Class A†	402	235,656

Wireless Equipment — 0.5%
HTC Corp.	1,199	46,889
QUALCOMM, Inc.	1,482	81,258

		128,147

X-Ray Equipment — 0.2%
Hologic, Inc.†	2,808	62,338

Total Common Stock (cost $14,343,061)		16,804,667

PREFERRED STOCK — 0.9%
Banks-Commercial — 0.9%
BanColombia SA ADR	600	37,596

Itau Unibanco Holding SA ADR		7,900	189,995

			227,591

Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(1)(2)		1,125	0

Total Preferred Stock (cost $200,762)			227,591

EQUITY CERTIFICATES — 0.3%
Telecom Services — 0.3%
Morgan Stanley-Bharti Airtel, Ltd.†*(2)(3) (cost $59,027)		8,029	64,357

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4) (cost $24,859)		$25,000	25,882

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Special Purpose — 0.7%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	111,429
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	73,115

			184,544

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(1)(2)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $169,951)			184,544

FOREIGN GOVERNMENT AGENCIES — 22.4%
Sovereign — 22.4%
Federal Republic of Germany Bonds 2.50% due 01/04/21	EUR	20,000	26,349
Federal Republic of Germany Bonds 3.25% due 01/04/20	EUR	10,000	14,142
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	30,000	44,207
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	25,000	43,173
Government of Australia Bonds 5.75% due 05/15/21	AUD	150,000	158,183
Government of Australia Bonds 6.00% due 02/15/17	AUD	240,000	256,779
Government of Canada Bonds 3.75% due 06/01/19	CAD	110,000	117,805
Government of Canada Bonds 4.50% due 06/01/15	CAD	215,000	239,026
Government of Canada Bonds 5.75% due 06/01/33	CAD	105,000	140,469
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	10,000	15,066
Government of France Bonds 3.50% due 04/25/20	EUR	20,000	28,042
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	15,363
Government of France Bonds 5.00% due 10/25/16	EUR	55,000	85,593
Government of Japan Bonds 0.70% due 12/20/13	JPY	24,400,000	296,732
Government of Japan Bonds 1.30% due 12/20/18	JPY	2,700,000	33,402
Government of Japan Bonds 1.30% due 06/20/20	JPY	6,300,000	76,791
Government of Japan Bonds 1.80% due 06/20/17	JPY	5,600,000	71,948
Government of Japan Bonds 2.10% due 12/20/27	JPY	7,650,000	94,754
Government of Japan Bonds 2.20% due 09/20/28	JPY	4,550,000	56,803
Government of Poland Bonds 5.75% due 09/23/22	PLN	365,000	121,842
Government of Poland Bonds 6.25% due 10/24/15	PLN	525,000	188,974
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,205,000	1,045,182
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	10,000	13,658
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	925,000	185,089
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	180,000	38,364
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	1,065,000	273,214

Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	14,340
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,105,000	207,870
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	1,150,000	221,262
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,005,000	195,201
Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	15,000	20,207
Kingdom of Spain Bonds 4.90% due 07/30/40	EUR	10,000	12,030
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	10,000	14,418
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	780,000	127,164
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,790,000	321,479
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	450,000	79,514
Republic of Italy Bonds 3.00% due 04/15/15	EUR	50,000	68,984
Republic of Italy Bonds 4.50% due 03/01/19	EUR	20,000	28,374
Republic of Italy Bonds 5.00% due 09/01/40	EUR	25,000	32,396
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		100,000	103,315
United Mexican States Bonds 7.50% due 06/03/27	MXN	2,430,200	192,729
United Mexican States Bonds 8.00% due 12/17/15	MXN	4,138,300	362,931

Total Foreign Government Agencies (cost $5,120,841)			5,683,164

FOREIGN GOVERNMENT TREASURIES — 2.4%
Sovereign — 2.4%
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/14	GBP	150,000	243,537
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	20,000	32,238
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	30,000	47,956
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	62,000	108,153
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	50,000	84,852
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	55,000	94,038

Total Foreign Government Treasuries (cost $584,758)			610,774

U.S. GOVERNMENT TREASURIES — 2.4%
United States Treasury Bonds — 0.3%
4.25% due 05/15/39		30,000	28,777
4.50% due 05/15/38		40,000	40,119

			68,896

United States Treasury Notes — 2.1%
1.38% due 05/15/12		260,000	262,894
1.88% due 02/28/14		110,000	112,037
2.38% due 08/31/14		75,000	77,203
3.63% due 08/15/19		5,000	5,169
3.63% due 02/15/20		90,000	92,447

			549,750

Total U.S. Government Treasuries (cost $621,350)			618,646

Total Long-Term Investment Securities (cost $21,124,609)			24,219,625

REPURCHASE AGREEMENTS — 4.9%
Bank of America Joint Repurchase Agreement(6)		995,000	995,000
UBS Securities LLC Joint Repurchase Agreement(6)		250,000	250,000

Total Repurchase Agreements (cost $1,245,000)			1,245,000

Total Investments (cost $22,369,609) (7)		100.2%	25,464,625
Liabilities in excess of other assets		(0.2)	(53,573)

NET ASSETS		100.0%	$25,411,052

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2011, the aggregate value of these securities was $167,672 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At March 31, 2011, the aggregate value of these securities was $64,357 representing 0.3% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2011, the Strategic Multi-Asset Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value Per	Value as a %
Name	Date	Shares	Cost	Value	Share	of Net Assets
Morgan Stanley-Bharti Airtel, Ltd.	11/25/2010	5,520	$40,947
Equity Certificates	01/28/2011	2,509	18,080

		8,029	$59,027	$64,357	$8.02	0.25%

(4)	Commercial Mortgage Backed Security

(5)	Denominated in United States dollars unless otherwise indicated.

(6)	See Note 2 for details of Joint Repurchase Agreements.

(7)	See Note 4 for cost of investments on a tax basis.

ADR-	American Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	March 31, 2011	(Depreciation)

4	Short	Dow Jones Euro STOXX 50	June 2011	$106,504	$113,760	$(7,256)
1	Long	Euro-Bond	June 2011	123,349	121,280	(2,069)
1	Short	FTSE 100 Index	June 2011	55,166	58,845	(3,679)
1	Long	LIFFE Long Gilt	June 2011	118,598	117,170	(1,428)
8	Short	S&P 500 E-Mini Index	June 2011	508,412	528,400	(19,988)
1	Short	S&P/Toronto Stock Exchange 60 Index	June 2011	156,924	161,460	(4,536)
1	Short	TOPIX Index	June 2011	8,653,989	8,660,000	(6,011)
1	Long	U.S. Treasury 5 Year Note	June 2011	118,031	116,789	(1,242)

						$(46,209)

Open Forward Foreign Currency Contracts

					Delivery	Unrealized	Unrealized
Counterparty	Contract to Deliver		In Exchange For		Date	Appreciation	Depreciation
Bank of America N.A.	JPY	37,926,000	USD	462,281	06/15/2011	$6,128	$—
	SGD	1,237,000	USD	976,337	06/15/2011	—	(5,160)
	USD	193,003	HKD	1,500,000	04/20/2011	—	(139)
	USD	155,240	SGD	200,000	04/20/2011	3,431	—
	USD	28,410	CAD	28,000	06/15/2011	423	—
	USD	145,110	JPY	11,905,000	06/15/2011	—	(1,923)
	USD	189,698	SGD	240,000	06/15/2011	730	—

						10,712	(7,222)

Barclays Bank PLC	AUD	5,000	USD	5,125	06/15/2011	—	(1)
	CNY	330,000	USD	48,961	04/07/2011	—	(1,440)
	EUR	265,000	USD	363,403	04/20/2011	—	(12,043)
	GBP	165,000	USD	266,390	04/20/2011	1,744	—
	GBP	21,000	USD	33,701	06/15/2011	45	—
	JPY	2,000,000	USD	24,213	06/15/2011	158	—
	MXN	338,000	USD	28,017	06/15/2011	—	(215)
	PLN	58,000	USD	19,790	06/15/2011	—	(512)
	TWD	3,755,000	USD	131,065	04/20/2011	3,330	—
	USD	149,728	CNY	990,000	04/07/2011	1,476	—
	USD	165,851	EUR	120,000	04/20/2011	4,163	—
	USD	124,586	HKD	970,000	04/20/2011	133	—
	USD	143,632	ILS	510,000	04/20/2011	2,813	—
	USD	177,130	JPY	14,700,000	04/20/2011	—	(390)
	USD	72,575	TWD	2,084,000	04/20/2011	—	(1,683)

						13,862	(16,284)

BNP Paribas SA	BRL	480,000	USD	281,343	04/20/2011	—	(11,762)

Citibank N.A.	CAD	233,000	USD	238,092	06/15/2011	—	(1,843)
	EUR	65,000	USD	92,019	06/15/2011	30	—
	GBP	40,000	USD	64,043	06/15/2011	—	(64)
	MXN	1,450,000	USD	119,284	04/20/2011	—	(2,439)
	NOK	1,053,000	USD	187,317	06/15/2011	—	(2,350)
	USD	531,482	EUR	395,000	04/20/2011	28,145	—
	USD	149,023	RUB	4,466,000	04/20/2011	7,849	—
	USD	92,032	CAD	90,000	06/15/2011	647	—
	USD	38,639	EUR	28,000	06/15/2011	987	—
	USD	18,923	NOK	106,000	06/15/2011	170	—
	USD	61,988	SEK	395,000	06/15/2011	362	—

						38,190	(6,696)

Credit Suisse London Branch	AUD	47,000	USD	47,999	06/15/2011	—	(184)
	CAD	904,000	USD	926,945	06/15/2011	—	(3,959)
	CHF	135,000	USD	147,577	04/20/2011	584	—
	CHF	131,000	USD	142,111	06/15/2011	—	(582)
	DKK	2,489,000	USD	463,453	06/15/2011	—	(9,017)
	EUR	56,000	USD	78,698	06/15/2011	—	(554)
	GBP	55,000	USD	88,842	06/15/2011	696	—
	JPY	21,400,000	USD	259,859	04/20/2011	2,564	—
	JPY	16,017,000	USD	193,549	06/15/2011	905	—
	SEK	150,000	USD	23,787	06/15/2011	110	—
	USD	120,270	BRL	205,000	04/20/2011	4,911	—
	USD	279,821	GBP	175,000	04/20/2011	864	—
	USD	100,754	AUD	102,000	06/15/2011	3,814	—
	USD	351,220	CAD	342,000	06/15/2011	959	—
	USD	5,703	DKK	30,000	06/15/2011	—	(8)
	USD	123,158	EUR	88,000	06/15/2011	1,382	—
	USD	48,421	GBP	30,000	06/15/2011	—	(342)
	USD	29,747	JPY	2,400,000	06/15/2011	—	(881)
	USD	23,251	NOK	130,000	06/15/2011	165	—
	USD	3,796	NZD	5,000	06/15/2011	2	—

						16,956	(15,527)

Deutsche Bank AG London	AUD	963,000	USD	956,394	06/15/2011	—	(30,847)
	CAD	115,000	USD	117,098	06/15/2011	—	(1,325)
	CHF	82,000	USD	85,571	04/20/2011	—	(3,714)
	CHF	42,000	USD	45,892	06/15/2011	143	—
	CNY	660,000	USD	97,981	04/07/2011	—	(2,822)
	CNY	230,000	USD	35,988	07/20/2012	49	—
	CNY	335,000	USD	53,061	01/08/2013	296	—
	CNY	650,000	USD	103,792	05/14/2013	883	—
	EUR	272,000	USD	379,789	06/15/2011	—	(5,151)
	GBP	523,000	USD	844,445	06/15/2011	6,253	—
	HKD	2,283,000	USD	293,175	04/20/2011	—	(364)
	JPY	12,968,000	USD	161,551	06/15/2011	5,579	—
	NOK	237,000	USD	41,676	06/15/2011	—	(1,013)
	NZD	90,000	USD	66,525	06/15/2011	—	(1,826)
	RUB	7,130,000	USD	244,384	04/20/2011	—	(6,064)
	SEK	506,000	USD	79,180	06/15/2011	—	(692)
	USD	175,933	AUD	178,000	06/15/2011	6,547	—
	USD	141,204	CAD	138,000	06/15/2011	903	—
	USD	92,156	CHF	85,000	06/15/2011	431	—
	USD	154,221	EUR	110,000	06/15/2011	1,454	—
	USD	151,689	GBP	93,000	06/15/2011	—	(2,641)
	USD	48,350	JPY	4,000,000	06/15/2011	—	(240)
	USD	47,830	KRW	53,770,000	06/15/2011	966	—
	USD	135,187	NOK	760,000	06/15/2011	1,704	—
	USD	29,395	NZD	40,000	06/15/2011	983	—
	USD	34,443	SEK	220,000	06/15/2011	284	—
	USD	198,467	CNY	1,275,000	05/14/2013	3,394	—

						29,869	(56,699)

Goldman Sachs International	JPY	17,049,000	USD	208,077	04/08/2011	3,108	—
	JPY	3,800,000	USD	48,190	06/15/2011	2,485	—
	SEK	2,730,000	USD	409,529	04/20/2011	—	(22,655)
	USD	202,497	JPY	17,049,000	04/08/2011	2,473	—
	USD	251,475	JPY	20,764,000	04/20/2011	—	(1,826)

						8,066	(24,481)

HSBC Bank USA, N.A.	CAD	30,000	USD	30,662	06/15/2011	—	(231)
	EUR	90,000	USD	122,315	04/20/2011	—	(5,195)
	EUR	30,000	USD	42,404	06/15/2011	—	(53)
	GBP	15,000	USD	24,077	06/15/2011	37	—
	ILS	850,000	USD	237,802	06/15/2011	—	(5,763)
	JPY	2,250,000	USD	27,912	06/15/2011	850	—
	USD	428,943	CAD	427,000	04/20/2011	11,312	—
	USD	45,776	AUD	45,000	06/15/2011	357	—
	USD	28,620	CAD	28,000	06/15/2011	213	—
	USD	21,838	CHF	20,000	06/15/2011	—	(53)
	USD	113,075	GBP	70,000	06/15/2011	—	(889)

						12,769	(12,184)

JPMorgan Chase Bank	AUD	318,000	USD	321,408	06/15/2011	—	(4,597)
	CAD	255,000	USD	256,526	04/20/2011	—	(6,389)
	CAD	25,000	USD	25,451	06/15/2011	—	(293)
	CNY	1,000,000	USD	149,120	04/07/2011	—	(3,611)
	CNY	1,285,000	USD	196,112	04/20/2011	—	(284)
	CNY	1,015,000	USD	165,704	07/20/2012	7,103	—
	GBP	73,000	USD	117,514	06/15/2011	520	—
	JPY	13,237,000	USD	162,803	06/15/2011	3,596	—
	KRW	1,150,000	USD	1,042	06/15/2011	—	(1)
	NOK	420,000	USD	75,112	06/15/2011	—	(538)
	SEK	3,737,000	USD	584,848	06/15/2011	—	(5,035)
	SGD	208,000	USD	164,423	06/15/2011	—	(615)
	USD	150,682	CNY	1,000,000	04/07/2011	2,049	—
	USD	116,527	CNY	765,000	04/20/2011	394	—
	USD	180,677	INR	8,350,000	04/20/2011	6,035	—
	USD	134,871	JPY	10,900,000	04/20/2011	—	(3,819)
	USD	279,905	KRW	313,620,000	04/20/2011	5,726	—
	USD	263,255	AUD	261,000	06/15/2011	4,315	—
	USD	217,050	CAD	212,000	06/15/2011	1,260	—
	USD	97,530	CHF	90,000	06/15/2011	503	—
	USD	49,406	EUR	35,000	06/15/2011	127	—
	USD	40,390	NOK	225,000	06/15/2011	138	—
	USD	128,230	NZD	175,000	06/15/2011	4,675	—
	USD	220,511	SEK	1,410,000	06/15/2011	2,057	—
	USD	91,935	HKD	705,000	06/12/2012	—	(935)
	USD	190,893	CNY	1,245,000	07/20/2012	3,648	—
	USD	54,783	CNY	335,000	01/08/2013	—	(2,019)
	USD	98,889	CNY	623,000	10/15/2013	187	—

						42,333	(28,136)

Morgan Stanley and Co., Inc.	AUD	48,000	USD	49,020	06/15/2011	—	(188)
	GBP	15,000	USD	24,140	06/15/2011	100	—
	NOK	130,000	USD	23,263	06/15/2011	—	(152)
	USD	21,248	EUR	15,000	06/15/2011	—	(19)
	USD	23,613	SEK	150,000	06/15/2011	65	—

						165	(359)

Royal Bank of Canada	CAD	210,000	USD	214,354	06/15/2011	—	(1,897)
	EUR	366,000	USD	508,242	06/15/2011	—	(9,730)
	JPY	3,800,000	USD	47,396	06/15/2011	1,691	—
	MXN	6,417,000	USD	530,221	06/15/2011	—	(5,769)
	USD	49,704	BRL	84,000	06/02/2011	1,122	—
	USD	138,948	CAD	137,000	06/15/2011	2,130	—
	USD	13,886	EUR	10,000	06/15/2011	266	—
	USD	128,942	JPY	10,400,000	06/15/2011	—	(3,856)

						5,209	(21,252)

Royal Bank of Scotland PLC	AUD	31,000	USD	30,627	06/15/2011	—	(1,154)
	EUR	3,000	USD	4,244	06/15/2011	—	(2)
	USD	93,870	JPY	7,600,000	06/15/2011	—	(2,461)

						—	(3,617)

UBS AG	AUD	90,000	USD	91,606	06/15/2011	—	(659)
	CAD	65,000	USD	66,523	06/15/2011	—	(411)
	CHF	20,000	USD	21,708	06/15/2011	—	(78)
	DKK	209,000	USD	38,664	06/15/2011	—	(1,009)
	EUR	15,000	USD	21,100	06/15/2011	—	(128)
	JPY	2,400,000	USD	29,583	06/15/2011	717	—
	KRW	52,620,000	USD	46,690	06/15/2011	—	(1,062)
	NOK	2,995,000	USD	533,592	06/15/2011	—	(5,869)
	NZD	130,000	USD	94,553	06/15/2011	—	(4,177)
	PLN	845,000	USD	295,104	06/15/2011	—	(672)
	SEK	300,000	USD	47,058	06/15/2011	—	(298)
	USD	127,156	GBP	80,000	04/20/2011	1,157	—
	USD	13,757	ZAR	95,000	04/20/2011	254	—
	USD	93,464	AUD	95,000	06/15/2011	3,928	—
	USD	46,240	CAD	45,000	06/15/2011	99	—
	USD	49,245	EUR	35,000	06/15/2011	288	—
	USD	95,874	GBP	60,000	06/15/2011	286	—
	USD	171,892	NOK	963,000	06/15/2011	1,564	—

						8,293	(14,363)

Westpac Banking Corp.	JPY	2,600,000	USD	31,421	06/15/2011	149	—
	USD	489,036	AUD	493,000	04/20/2011	19,892	—
	USD	23,249	JPY	1,900,000	06/15/2011	—	(398)
						—	—

						20,041	(398)

Net Unrealized Appreciation/(Depreciation)						$206,465	$(218,980)

Currency Legend

AUD —Australian Dollar	HKD —Hong Kong Dollar	PLN —Polish Zloty
BRL —Brazilian Real	ILS —Israeli Shekel	RUB —Russian Ruble
CAD —Canadian Dollar	INR —Indian Rupee	SEK —Swedish Krona
CHF —Swiss Franc	JPY —Japanese Yen	SGD —Singapore Dollar
CNY —Yuan (Chinese) Renminbi	KRW —South Korean Won	TWD —Taiwan Dollar
DKK —Danish Krone	MXN —Mexican Peso	USD —United States Dollar
EUR —Euro	NOK —Norwegian Krone	ZAR —South African Rand
GBP —British Pound Sterling	NZD —New Zealand Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$16,804,667	$—	$—	$16,804,667
Preferred Stocks	227,591	—	0	227,591
Equity Certificates	64,357	—	—	64,357
Asset Backed Securities	—	25,882	—	25,882
Foreign Corporate Bonds & Notes	—	184,544	0	184,544
Foreign Government Agencies	—	5,683,164	—	5,683,164
Foreign Government Treasuries	—	610,774	—	610,774
U.S. Government Treasuries	—	618,646	—	618,646
Repurchase Agreements	—	1,245,000	—	1,245,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts — Appreciation	—	206,465	—	206,465

Total	$17,096,615	$8,574,475	$0	$25,671,090

Liabilities:
Other Financial Instruments:+
Open Futures Contracts — Depreciation	46,209	—	—	46,209
Open Forward Foreign Currency Contracts — Depreciation	—	218,980	—	218,980

Total	$46,209	$218,980	$0	$265,189

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Preferred Stock	Foreign Corporate Bonds & Notes

Balance as of 12/31/2010	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation	—	—
Change in unrealized depreciation	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/2011	$0	$0

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2011 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
     As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
      Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.
     Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
The various inputs that may be used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Portfolios’ net assets as of March 31, 2011 are reported on a schedule following the Portfolio of Investments.
Note 2. Repurchase Agreements: As of March 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.45%	$1,200,000
Government and Quality Bond	74.23	196,690,000
Growth and Income	0.04	100,000
Growth	2.01	5,335,000
Capital Appreciation	0.25	670,000
Natural Resources	2.15	5,685,000
Multi-Asset	0.40	1,055,000
Strategic Multi-Asset	0.38	995,000
As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:
Bank of America, dated March 31, 2011, bearing interest at a rate of 0.06% per annum, with a principal amount of $264,970,000, a repurchase price of $264,970,442, and a maturity date of April 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.00%	12/31/11	$200,000,000	$201,653,488
U.S. Treasury Notes	2.13	12/31/15	68,375,000	68,917,856
In addition, as of March 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.46%	$300,000
Government and Quality Bond	74.15	48,260,000
Growth and Income	0.04	25,000
Growth	2.02	1,315,000
Capital Appreciation	0.26	170,000
Natural Resources	2.15	1,400,000
Multi-Asset	0.41	265,000
Strategic Multi-Asset	0.38	250,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
UBS Securities LLC, dated March 31, 2011, bearing interest at a rate of 0.10% per annum, with a principal amount of $65,085,000, a repurchase price of $65,085,181, and a maturity date of April 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	3.25%	12/31/16	$33,000,000	$34,674,300
U.S. Treasury Bonds	8.13	08/15/21	22,472,000	31,946,070

Note 3. Derivative Instruments:
The following tables present the value of derivatives held as of March 31, 2011, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of March 31, 2011, please refer to the Portfolio of Investments.

	Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)(4)	$2,900	$—
Interest rate contracts(3)(4)	—	469

	$2,900	$469

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $1,115,288

(3)	The average value outstanding for interest rate futures contracts was $705,185

(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(48,910) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)(5)	$2,335	$—
Interest rate contracts(3)(5)	—	488
Foreign exchange contracts(4)	206,465	218,980

	$208,800	$219,468

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $1,080,402

(3)	The average value outstanding for interest rate futures contracts was $777,498

(4)	The average value outstanding for forward foreign currency contracts was $43,333,383

(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(46,209) as reported in the Portfolio of Investments.
Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the period ended March 31, 2011, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of March 31, 2011, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.
A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Futures Contracts. Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. The Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to increase or decrease exposure to equity or bond markets and to manage duration and yield curve positioning. As of March 31, 2011, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.
Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. As of March 31, 2011, none of the Portfolios had open options contracts.
An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.
Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Note 4. Federal Income Taxes: As of March 31, 2011, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

Money Market	$—	$—	$—	$7,636,785
Government and Quality Bond	16,927,145	(2,828,838)	14,098,307	1,268,653,389
Asset Allocation	27,713,219	(2,207,663)	25,505,556	227,021,910
Growth and Income	1,268,898	(107,955)	1,160,943	8,678,775
Growth	52,833,314	(4,584,289)	48,249,025	393,341,104
Capital Appreciation	312,553,231	(16,606,116)	295,947,115	971,904,116
Natural Resources	69,144,202	(3,345,900)	65,798,302	280,965,086
Multi-Asset	2,220,540	(241,122)	1,979,418	24,897,461
Strategic Multi-Asset	2,865,549	(146,760)	2,718,789	22,745,836

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 27, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 27, 2011